UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2007
                     --------------------------------------

Item 1 -- Schedule of Investments.

Mellon Institutional Funds Master Portfolio
Standish Mellon Fixed Income Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par
Security Description                                      Rate                Maturity               Value             Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS - 146.5%

BONDS AND NOTES - 132.4%

Asset Backed - 14.3%
Accredited Mortgage Loan Trust 2006-1 A1 (a)              5.191               4/25/2036   USD           319,793            319,281
(b)
ACE Securities Corp. 2006-ASL1 A (a) (b)                  5.271               2/25/2036                 311,540            301,025
American Express Credit Account Master Trust              6.253               2/15/2012               1,165,273          1,162,376
2004-C 144A (a) (b)
American Express Credit Account Master Trust              6.143               1/15/2013               4,275,000          4,123,622
2007-6A C 144A (a)
American General Mortgage Loan Trust 2006-1               5.750              12/25/2035                  55,210             54,947
A1 144A (a)
Americredit Prime Automobile Receivables 144A             6.960               1/8/2011                  940,000            923,400
Bank of America Credit Card Trust 2007-B1 B1              5.833               6/15/2012               5,700,000          5,586,000
(a) (b)
Bank of America Credit Card Trust 2007-C1 C1              6.043               6/16/2014               5,250,000          4,990,781
(a)
Bayview Financial Acquisition Trust 2005-B 1A6            5.208               4/28/2039                 200,000            177,740
Capital Auto Receivables Asset Trust 2004-2 D             5.820               5/15/2012               1,950,000          1,932,381
144A (b)
Capital Auto Receivables Asset Trust 2005-1 C             4.730               9/15/2010               1,000,000            993,074
(b)
Carrington Mortgage Loan Trust (a) (b)                    5.171               5/25/2036                 513,208            511,286
Centex Home Equity 2006-A AV1 (a) (b)                     5.181               6/25/2036                 162,268            162,061
Citibank Credit Card Issuance Trust 2006-C4               6.039               1/9/2012                8,400,000          8,182,505
C4 (a) (b)
Citicorp Residential Mortgage Securities                  5.956               7/25/2036               2,283,712          2,273,882
2006-1 A1
Citicorp Residential Mortgage Securities                  5.872               9/25/2036               1,262,907          1,256,772
2006-2 A1A (b)
Citicorp Residential Mortgage Securities                  5.557               9/25/2036               2,600,000          2,577,576
2006-2 A2 (b)
Citicorp Residential Mortgage Securities                  5.983               6/25/2037               3,167,458          3,153,547
2007-2 A1A (b)
Citicorp Residential Mortgage Securities                  7.000               6/25/2037                 400,000            230,013
2007-2 M8
Citicorp Residential Mortgage Securities                  7.000               6/25/2037               1,000,000            629,560
2007-2 M9
Citigroup Mortgage Loan Trust, Inc. 2005-WF1              5.010               2/25/2035                 145,000            141,255
A5 (a)
Citigroup Mortgage Loan Trust, Inc. 2005-WF2              4.922               8/25/2035                 172,377            171,993
AF2 (b)
Citigroup Mortgage Loan Trust, Inc. 2005-WF2              5.249               8/25/2035               1,955,000          1,940,993
AF7
Citigroup Mortgage Loan Trust, Inc. 2006-WF1              5.701               3/25/2036                  63,014             62,884
A2A (b)
Countrywide Asset-Backed Certificates                     5.241              12/25/2025               1,889,203          1,320,415
2006-SPS1 A (a) (b)
Countrywide Asset-Backed Certificates                     5.291               5/25/2026               3,446,907          2,780,847
2006-SPS2 A (a) (b)
Countrywide Asset-Backed Certificates 2007-4              6.920               3/25/2037               1,155,000            910,680
M5
Credit Suisse Mortgage Capital Certificate                5.863               2/25/2037               1,775,000          1,767,469
2007-1 1A6A (a)
Credit-Based Asset Servicing and                          5.451              12/25/2035                 212,538            211,695
Securitization 2005-CB8 AF1B (b)
Credit-Based Asset Servicing and                          5.717              12/25/2036                 236,690            235,800
Securitization 2006-CB2 AF1 (b)
CS First Boston Mortgage Securities Corp.                 6.940               8/25/2032                 483,415            465,536
2002-HE4
CSAB Mortgage Backed Trust 2006-3 A1A (b)                 6.000              11/25/2036               3,240,714          3,243,043
First NLC Trust 2005-3 AV2 (a) (b)                        5.361              12/25/2035                 416,354            415,266
Ford Credit Auto Owner Trust 2004-A C                     4.190               7/15/2009                 975,000            972,778
Ford Credit Auto Owner Trust 2005-A A4                    3.720              10/15/2009               2,310,000          2,291,549
Ford Credit Auto Owner Trust 2005-B B (b)                 4.640               4/15/2010               1,465,000          1,457,562

Ford Credit Auto Owner Trust 2005-C C                     4.720               2/15/2011                 740,000            733,339
Ford Credit Auto Owner Trust 2006-C C                     5.470               9/15/2012                 590,000            581,886
Ford Credit Auto Owner Trust 2007-A D 144A                7.050              12/15/2013                 600,000            575,819
Green Tree Financial Corp. 1994-7 M1 (b)                  9.250               3/15/2020                 541,673            561,868
GSAA Home Equity Trust 2006-7 AV1 (a) (b)                 5.211               3/25/2046               1,028,983          1,027,592
GSAMP Trust 2006-S4 A1 (a) (b)                            5.221               5/25/2036                 572,172            546,181
Home Equity Mortgage Trust 2006-3 A1 (a) (b)              5.472               9/25/2036                      30                 28
Home Equity Mortgage Trust 2006-5 A1 (b)                  5.500               1/25/2037                       0                  0
Hyundai Auto Receivables Trust 2004-A B                   3.460               8/15/2011                  33,001             32,640
Hyundai Auto Receivables Trust 2007-A A3A                 5.040               1/17/2012                 910,000            910,000
JP Morgan Acquisition Corp. 2006-CW1 A2 (a)               5.171               5/25/2036                 244,161            243,433
(b)
JP Morgan Mortgage Acquisition Corp. 2007-HE1             5.420               2/25/2009               2,479,079          2,460,391
AF1 (a) (b)
MBNA Credit Card Master Note Trust 2002-C1 C1             6.800               7/15/2014                  65,000             66,882
Morgan Stanley ABS Capital I 2006-HE3 A2A (a)             5.171               4/25/2036                 244,086            243,306
(b)
Morgan Stanley Home Equity Loans 2006-1 B1 (a)            6.681              12/25/2035                 175,000             87,512
Morgan Stanley Mortgage Loan Trust 2006-15XS              5.830              11/25/2036                 800,000            809,477
A6B
Newcastle Mortgage Securities Trust 2006-1 A1             5.201               3/25/2036                 577,149            574,755
(a) (b)
Nomura Asset Acceptance Corp. 2005-AP2 A5                 4.976               5/25/2035               1,128,000          1,089,183
Nomura Asset Acceptance Corp. 2005-WF1 2A5                5.159               3/25/2035                 983,000            958,814
Origen Manufactured Housing 2004-B A2                     3.790              12/15/2017                  60,174             59,470
Origen Manufactured Housing 2005-B A1 (b)                 5.250               2/15/2014                 491,517            490,339
Origen Manufactured Housing 2005-B A2                     5.247              12/15/2018                 200,000            200,858
Origen Manufactured Housing 2005-B A3                     5.605               5/15/2022                 100,000            100,510
Ownit Mortgage Loan Asset-Backed                          5.424              12/25/2036               1,673,999          1,656,174
Certification 2006-1 AF1 (b)
Popular ABS Mortgage Pass - Through Trust                 5.331              11/25/2035                  25,000             23,841
2005-5 AF6
Popular ABS Mortgage Pass - Through Trust                 5.361               1/25/2036                 311,605            310,087
2005-D AF1 (a) (b)
Popular ABS Mortgage Pass-Through Trust                   5.910               1/25/2036                 150,000            145,471
2005-6 M1
Renaissance Home Equity Loan Trust 2006-2 AF1             5.999               8/25/2036                 440,855            439,375
(b)
Residential Asset Mortgage Products, Inc.                 5.800              10/25/2033                  15,180             14,679
2003-RS9 MI1
Residential Asset Mortgage Produnts, Inc.                 4.547              12/25/2034                  80,000             74,931
2004-RS12 AI6
Residential Asset Securities Corp. 2003-KS7               5.750               9/25/2033                 320,209            236,645
MI3 (a)
Residential Fuding Mortgage Securities II                 5.500               3/25/2036                 300,000            297,192
2006-HSA2 AI2 (a) (b)
Residential Funding Mortgage Securities                   5.490               9/25/2035                 100,000             96,632
2005-HI3 A4
Soundview Home Equity Loan Trust 2005-B M2                5.725               5/25/2035                 270,000            216,000
Soundview Home Equity Loan Trust 2005-M M3                5.825               5/25/2035                 380,622            374,490
Specialty Underwriting & Residential Finance              5.191               2/25/2037                 887,175            881,667
2006-BC2 A2A (a) (b)
Specialty Underwriting & Residential Finance              5.573               2/25/2037                 350,000            346,234
2006-BC2 A2B
Structured Asset Securities Corp. 2005-S3 M1              5.631               6/25/2035               1,425,000          1,417,183
(a) (b)
Structured Asset Securities Corporation                   5.161               7/25/2036                 168,727            168,092
2006-WF2 A1 (a)
Terwin Mortgage Trust 2006-9HGA A1 144A (a)               5.211              10/25/2037                 355,025            354,961
(c)
Vanderbilt Mortgage Finance 1999-A 1A6 (a)                6.750               3/7/2029                1,110,000          1,100,083
Wachovia Auto Loan Owner Trust 2007-1 D                   5.650               2/20/2013               1,850,000          1,792,372
Wells Fargo Home Equity Trust 2006-1 A1 (a)               5.161               5/25/2036                 275,370            275,050
(b)
Wells Fargo Mortgage Backed Securities Trust              5.750               2/25/2033                 195,000            193,152
2003-1 2A9
WFS Financial Owner Trust 2004-3 B                        3.510               2/17/2012                   8,038              7,933
WFS Financial Owner Trust 2004-4 C (b)                    3.210               5/17/2012                 523,778            516,211
WFS Financial Owner Trust 2005-2 B (b)                    4.570              11/19/2012                 911,000            904,992
WFS Financial Owner Trust 2005-3 B (b)                    4.500               5/17/2013                 625,000            619,556
                                                                                                                 ------------------
Total Asset Backed (Cost $86,035,401)                                                                                   82,748,880
                                                                                                                 ------------------
Collateralized Mortgage Obligations - 8.9%
Banc of America Mortgage Securities 2004-F                4.145               7/25/2034                  30,779             30,317
2A7 (a)
Chaseflex Trust 2006-2 A1A (a) (b)                        5.590               9/25/2036                 477,603            478,860

Countrywide Home Loans 2005-31 2A1 (a) (b)                5.498               1/25/2036               3,476,050          3,465,633
First Horizon Alternative Mortgage Securities             6.250              10/25/2034                 221,980            224,863
2004-FA1 1A1
GNMA 2003-48 AC (b)                                       2.712               2/16/2020               1,626,541          1,593,848
GNMA 2003-72 A (b)                                        3.206               4/16/2018               1,259,714          1,241,899
GNMA 2003-88 AC (b)                                       2.914               6/16/2018               1,107,160          1,083,634
GNMA 2003-96 B (b)                                        3.607               8/16/2018                 267,422            264,229
GNMA 2004-9 A (b)                                         3.360               8/16/2022                  44,119             42,932
GNMA 2004-12A (b)                                         3.110               1/16/2019               1,079,065          1,048,704
GNMA 2004-23 B (b)                                        2.946               3/16/2019               4,136,882          4,007,049
GNMA 2004-25 AC (b)                                       3.377               1/16/2023                 702,545            684,660
GNMA 2004-43 A (b)                                        2.822              12/16/2019               1,164,166          1,127,684
GNMA 2004-51 A (b)                                        4.145               2/16/2018               1,256,419          1,238,208
GNMA 2004-57 A (b)                                        3.022               1/16/2019                 769,722            748,688
GNMA 2004-67 A (b)                                        3.648               9/16/2017                 472,910            465,015
GNMA 2004-77 A (b)                                        3.402               3/16/2020                 435,399            427,423
GNMA 2004-97 AB (b)                                       3.084               4/16/2022               1,719,406          1,674,602
GNMA 2005-12 A (b)                                        4.044               5/16/2021                  18,610             18,304
GNMA 2005-14 A (b)                                        4.130               2/16/2027                  47,687             47,004
GNMA 2005-32 B (b)                                        4.385               8/16/2030               1,391,593          1,374,136
GNMA 2005-50 A (b)                                        4.015              10/16/2026                  30,017             29,515
GNMA 2005-52 A (b)                                        4.287               1/16/2030                  17,232             16,990
GNMA 2005-87 A (b)                                        4.449               3/16/2025               1,247,142          1,231,506
GNMA 2005-9 A (b)                                         4.026               5/16/2022               1,533,935          1,508,729
GNMA 2005-90 A (b)                                        3.760               9/16/2028               1,779,076          1,734,065
GNMA 2006-5 A (b)                                         4.241               7/16/2029               1,574,268          1,547,865
GNMA 2006-55 A (b)                                        4.248               7/16/2029               2,345,045          2,301,806
GNMA 2006-6 A (b)                                         4.045              10/16/2023                 229,322            225,743
GNMA 2006-67 A (b)                                        3.947               10/6/2011               2,800,462          2,735,561
GNMA 2006-9 A (b)                                         4.201               8/16/2026               2,660,133          2,613,475
GNMA 2007-46 A (b)                                        3.137              11/16/2029               1,289,875          1,258,634
GNMA 2007-52 A (b)                                        4.054              10/16/2025               1,770,466          1,725,305
GNR 2005-29 A (b)                                         4.016               7/16/2027               1,066,757          1,043,784
GNR 2006-3 A (b)                                          4.212               1/16/2028               2,178,613          2,141,373
GNR 2006-66 A (b)                                         4.087               8/16/2030               2,697,717          2,643,501
Indymac Index Mortgage Loan Trust 2006-AR9 B1             6.052               6/25/2036                 124,748            116,527
(a)
Indymac Index Mortgage Loan Trust 2006-AR9 B2             6.052               6/25/2036                 249,483            197,141
(a)
Indymac Index Mortgage Loan Trust 2006-AR25               6.142               9/25/2036               2,247,476          2,260,042
4A2 (a) (b)
JP Morgan Mortgage Trust 2005-A1 5A1 (a)                  4.485               2/25/2035                  40,561             39,742
JP Morgan Mortgage Trust 2005-A7 1A2 (a)                  4.988              10/25/2035                 150,000            148,710
Structured Asset Mortgage Investments, Inc.               5.894               4/30/2030                  37,815             37,643
1998-2 B (a)
Washington Mutual 2003-AR10 A5 (a)                        4.057              10/25/2033                  72,000             71,233
Washington Mutual 2003-AR10 A6 (a) (b)                    4.057              10/25/2033               2,089,000          2,067,314
Washington Mutual 2004-AR7 A6 (a) (b)                     3.940               7/25/2034                 221,000            215,837
Washington Mutual 2004-AR9 A7 (a) (b)                     4.146               8/25/2034               1,442,000          1,418,915
Washington Mutual 2005-AR4 A4B (a)                        4.673               4/25/2035                 706,000            698,366
Wells Fargo Mortgage Backed Securities Trust              4.539               2/25/2035                 526,067            519,891
2005-AR1 1A1 (a) (b)
                                                                                                                 ------------------
Total Collateralized Mortgage Obligations (Cost $51,955,182)                                                            51,836,905
                                                                                                                 ------------------
Corporate - 36.4%
Banking - 9.4%
Bank of Scotland 144A (a) (b)                             7.000               4/1/2049                  640,000            641,429
Barclays Bank 144A (a) (d)                                5.926              12/15/2049                 535,000            507,585
Barclays Bank PLC 144A (a)                                7.434              12/15/2049                 245,000            260,356

Capital One Financial Co. (a) (b)                         6.004               9/10/2009               2,500,000          2,483,925
CBA Capital Trust I 144A                                  5.805               6/30/2015                  46,000             44,507
Chevy Chase Bank FSB                                      6.875               12/1/2013               1,500,000          1,458,750
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)             5.506               2/15/2049               1,435,000          1,324,558
City National Corp.                                       5.125               2/15/2013                 640,000            617,612
Colonial Bank                                             8.000               3/15/2009                 460,000            478,031
Colonial Bank NA                                          6.375               12/1/2015               1,100,000          1,086,660
Compass Bank, Notes                                       5.500               4/1/2020                   15,000             14,334
Countrywide Financial Corp.                               5.800               6/7/2012                1,110,000          1,040,386
Countrywide Home Loan                                     3.250               5/21/2008                 710,000            684,263
Export-Import Bank of Korea                               4.500               8/12/2009                 995,000            984,312
Glitnir Banking HF 144A (a)                               5.520              10/15/2008                 110,000            109,942
Glitnir Banking HF 144A (a)                               6.693               6/15/2016                 605,000            618,315
Greater Bay Bancorp                                       5.250               3/31/2008                  50,000             49,971
Industrial Bank of Korea 144A (a)                         4.000               5/19/2014                 270,000            265,280
JPMorgan Chase & Co                                       5.125               9/15/2014               1,694,000          1,652,275
Kaupthing Bank 144A                                       7.125               5/19/2016                 685,000            691,322
M&T Bank Corp.                                            5.375               5/24/2012                 780,000            788,959
Manufacturers & Traders Trust Co. (a)                     5.585              12/28/2020                 625,000            599,305
Marshall and Ilsley Bank (a)                              5.850               12/4/2012               5,125,000          5,129,259
Mizuho JGB Investment 144A (a)                            9.870               8/30/2049               1,075,000          1,103,283
MUFG Capital Financial 1 Ltd. (a)                         6.346               3/15/2049               1,065,000          1,012,354
National Westminster Bank PLC (a)                         7.750              10/16/2007                  77,000             77,146
Northern Rock PLC 144A (a)                                5.600               4/30/2014                 730,000            511,000
Northern Rock PLC 144A (a)                                6.594               6/28/2049                 310,000            217,000
Popular North America, Inc. (a)                           6.054              12/12/2007                 130,000            130,204
Regions Financial Corp. (a) (b)                           5.436               8/8/2008                1,725,000          1,720,655
Resona Bank Ltd. 144A (a)                                 5.850               1/10/2049               1,015,000            954,598
Royal Bank of Scotland Group PLC 144A (TBA)               6.990               10/5/2049               1,160,000          1,181,541
(a) (e)
Shinsei Finance Cayman Ltd 144A (a)                       6.418               7/20/2048               1,295,000          1,200,785
SMFG Preferred Capital 144A (a)                           6.078               7/25/2049               1,500,000          1,387,035
Socgen Real Estate LLC 144A (a) (b)                       7.640              12/29/2049               2,093,000          2,093,000
Societe Generale 144A (a) (d)                             5.922               3/30/2049               1,500,000          1,420,950
Sovereign Bancorp (a)                                     5.901               3/1/2009                  215,000            214,701
Sovereign Bancorp (a) (b)                                 5.440               3/23/2010               1,255,000          1,254,970
Sovereign Bancorp                                         4.800               9/1/2010                1,175,000          1,147,954
St. George Bank Ltd. 144A                                 5.300              10/15/2015                 941,000            928,889
Suntrust Preferred Capital I (a)                          5.853              12/15/2036               1,245,000          1,221,626
Tokai PFD Capital Co. 144A CVT (a)                        9.980               6/30/2049                 240,000            248,542
USB Capital IX (a)                                        6.189               4/15/2042               2,895,000          2,896,922
Wachovia Bank NA                                          5.000               8/15/2015               1,130,000          1,065,809
Wachovia Corp.                                            6.375               1/15/2009               1,855,000          1,884,827
Wells Fargo & Co.                                         6.375               8/1/2011                  850,000            879,271
Wells Fargo Bank NA                                       7.550               6/21/2010               5,920,000          6,280,747
Zions Bancorporation (a)                                  5.480               4/15/2008                 835,000            835,561
Zions Bancorporation                                      6.000               9/15/2015               1,391,000          1,397,134
                                                                                                                 ------------------
                                                                                                                        54,797,840
                                                                                                                 ------------------
Basic Materials - 0.7%
Cabot Corp. 144A                                          5.250               9/1/2013                  960,000            949,171
Equistar Chemicals LP/ Equistar Funding Corp.             10.125              9/1/2008                  303,000            312,847
ICI Wilmington, Inc. (b)                                  4.375               12/1/2008               1,394,000          1,387,147
Lubrizol Corp.                                            4.625               10/1/2009                 930,000            922,403

Rohm & Haas Holdings Co.                                  5.600               3/15/2013                 445,000            443,675
                                                                                                                 ------------------
                                                                                                                         4,015,243
                                                                                                                 ------------------
Communications - 2.0%
AT&T Corp.                                                7.300              11/15/2011               1,055,000          1,133,367
AT&T, Inc. (a) (b)                                        5.648               5/15/2008                 820,000            820,016
Comcast Corp. (a)                                         5.660               7/14/2009                 450,000            447,772
Comcast Corp. (d)                                         5.500               3/15/2011                 360,000            360,693
COX Communications Inc.                                   7.125               10/1/2012                  75,000             79,487
Credit Suisse, Inc.                                       4.125               1/15/2010               2,665,000          2,617,915
New Cingular Wireless Services, Inc.                      8.750               3/1/2031                  442,000            559,593
News America Holdings, Inc.                               7.700              10/30/2025               1,020,000          1,121,864
Nextel Communications, Inc.                               5.950               3/15/2014                 635,000            606,241
Qwest Corp.                                               7.875               9/1/2011                  120,000            126,000
Qwest Corp. (a)                                           8.944               6/15/2013                  85,000             90,737
TCI Communications, Inc.                                  7.875               2/15/2026                 825,000            908,846
Time Warner Cable, Inc. 144A (b)                          5.850               5/1/2017                1,100,000          1,069,429
Time Warner, Inc.                                         6.750               4/15/2011               1,123,000          1,167,237
Verizon Global Funding Corp.                              7.750               6/15/2032                  11,000             12,696
Windsor Financing LLC 144A (c)                            5.881               7/15/2017                 242,603            246,613
                                                                                                                 ------------------
                                                                                                                        11,368,506
                                                                                                                 ------------------
Consumer Cyclical - 0.9%
Caesars Entertainment, Inc. (b)                           8.875               9/15/2008                 900,000            919,125
Daimler Chrysler NA Holding Corp. (a)                     6.133               3/13/2009                 150,000            149,395
DaimlerChrysler NA Holding Corp.                          4.875               6/15/2010                 460,000            454,780
Erac USA Finance Co. 144A                                 7.350               6/15/2008                  70,000             70,763
Erac USA Finance Co. 144A (a) (b)                         5.610               4/30/2009                 345,000            342,789
Erac USA Finance Co. 144A                                 7.950              12/15/2009               1,088,000          1,150,540
Federated Retail Holding                                  5.350               3/15/2012                 265,000            259,865
Federated Retail Holding                                  5.900               12/1/2016                 470,000            449,776
Heinz (H.J.) Co. 144A (b)                                 6.428               12/1/2008                 780,000            792,340
May Department Stores Co.                                 5.950               11/1/2008                  40,000             40,042
May Department Stores Co.                                 4.800               7/15/2009                  30,000             29,804
MGM Mirage, Inc.                                          8.375               2/1/2011                  620,000            646,350
                                                                                                                 ------------------
                                                                                                                         5,305,569
                                                                                                                 ------------------
Consumer Noncyclical - 0.6%
Community Health Systems 144A                             8.875               7/15/2015                 630,000            647,325
Kraft Foods, Inc.                                         6.000               2/11/2013                 305,000            313,979
Safeway, Inc.                                             4.125               11/1/2008                  85,000             84,348
Temple-Inland                                             6.875               1/15/2018                 995,000            969,461
Tyson Foods, Inc.                                         6.850               4/1/2016                  705,000            726,514
Wyeth                                                     5.500               2/1/2014                  571,000            567,805
                                                                                                                 ------------------
                                                                                                                         3,309,432
                                                                                                                 ------------------
Energy - 0.5%
Amerada Hess Corp.                                        6.650               8/15/2011               1,105,000          1,155,215
Chesapeake Energy Corp.                                   7.500               6/15/2014                 275,000            281,875
Chevron Phillips                                          7.000               3/15/2011                  18,000             18,892
Gaz Capital 144A                                          6.510               3/7/2022                1,370,000          1,356,163
Oneok, Inc.                                               5.510               2/16/2008                  50,000             49,972
                                                                                                                 ------------------
                                                                                                                         2,862,117
                                                                                                                 ------------------
Financial - 14.5%
Aegon Funding Corp.                                       5.750              12/15/2020               1,215,000          1,204,352
Allstate Corp. (a)                                        6.500               5/15/2057                 550,000            529,842

American Express Credit Co. (a) (b)                       5.880               11/9/2009               1,070,000          1,064,303
American International Group, Inc.                        5.050               10/1/2015                 595,000            567,857
Ameriprise Financial, Inc. (a)                            7.518               6/1/2066                  595,000            609,682
Amvescap PLC                                              5.375               2/27/2013                 645,000            637,683
Archstone-Smith                                           5.625               8/15/2014                  85,000             84,776
Archstone-Smith OP Trust REIT                             3.000               6/15/2008                  60,000             58,879
Archstone-Smith Operating Trust REIT                      5.250               5/1/2015                  251,000            241,144
Arden Realty LP REIT                                      5.200               9/1/2011                  820,000            826,589
Arden Realty LP REIT                                      5.250               3/1/2015                  111,000            109,407
Avalonbay Communities REIT                                6.625               9/15/2011                 750,000            779,755
Bear Stearns Co., Inc. (d)                                5.500               8/15/2011               1,120,000          1,107,460
Bear Stearns Co., Inc.                                    3.250               3/25/2009               2,710,000          2,615,164
Boeing Capital Corp.                                      7.375               9/27/2010               1,055,000          1,126,050
Boston Properties LP                                      5.625               4/15/2015                 695,000            673,429
Boston Properties, Inc.                                   6.250               1/15/2013                  58,000             58,903
Capmark Financial Group 144A                              5.875               5/10/2012               1,700,000          1,548,231
Chubb Corp. (b)                                           5.472               8/16/2008               2,525,000          2,522,478
CIT Group, Inc. (a)                                       5.708               8/15/2008                 135,000            132,962
Commercial Net Lease Realtor REIT                         6.150              12/15/2015                 585,000            563,355
Credit Suisse Guernsey (a)                                5.860               5/8/2049                1,320,000          1,248,564
Credit Suisse USA, Inc. (d)                               5.500               8/16/2011               1,740,000          1,757,682
DaimlerChrysler Holding Corp. (a)                         5.886              10/31/2008                 265,000            264,706
Duke Realty Corp REIT                                     5.250               1/15/2010                 160,000            159,531
Duke Realty LP (b)                                        3.500               11/1/2007               1,219,000          1,217,765
Duke Realty LP                                            7.750              11/15/2009                 929,000            973,409
Duke Realty LP                                            6.950               3/15/2011                  40,000             41,666
Duke Realty LP                                            5.875               8/15/2012               1,150,000          1,152,674
ERP Operating LP                                          4.750               6/15/2009                  58,000             57,611
ERP Operating LP (d)                                      6.625               3/15/2012                 200,000            206,296
ERP Operating LP                                          5.500               10/1/2012               1,055,000          1,037,257
ERP Operating LP                                          5.125               3/15/2016                 830,000            769,227
ERP Operating LP REIT                                     5.375               8/1/2016                  367,000            343,722
Federal Realty Investment Trust REIT                      6.000               7/15/2012                 380,000            384,678
Federal Realty Investment Trust REIT                      5.650               6/1/2016                  760,000            732,876
Ford Motor Credit Co.                                     7.375              10/28/2009               2,940,000          2,882,838
General Electric Capital Corp. (a) (b) (d)                5.460              10/21/2010               2,975,000          2,941,903
Glencore Funding LLC 144A                                 6.000               4/15/2014                 728,000            717,047
Goldman Sachs Capital II (a)                              5.793               5/8/2049                  990,000            936,786
Goldman Sachs Group, Inc.                                 5.625               1/15/2017                 420,000            407,505
Hanover Insurance Group                                   7.625              10/15/2025                  10,000             10,376
Hartford Financial Services Group (b)                     5.550               8/16/2008                 970,000            972,258
Hartford Financial Services Group                         5.663              11/16/2008                 450,000            454,390
Healthcare Realty Trust REIT                              5.125               4/1/2014                  210,000            201,584
HRPT Properties Trust REIT (a)                            6.294               3/16/2011                 560,000            560,402
HSBC Finance Corp.                                        4.750               4/15/2010                  18,000             17,816
HSBC Finance Corp. (d)                                    5.500               1/19/2016               1,125,000          1,092,431
HSBC Financial Capital Trust IX (a)                       5.911              11/30/2035               3,435,000          3,260,420
ICICI Bank Ltd. 144A (a)                                  5.900               1/12/2010                 755,000            748,480
International Lease Finance Corp.                         4.750               1/13/2012                  23,000             22,295
Istar Financial, Inc. (a) (b)                             6.074               3/9/2010                2,000,000          1,864,800
Janus Capital Group, Inc.                                 6.250               6/15/2012               1,070,000          1,084,747
Jefferies Group, Inc.                                     7.750               3/15/2012               2,015,000          2,169,156

Kingsway America, Inc. 144A (c)                           7.500               2/1/2014                   50,000             50,965
Lehman Brothers Holdings (a) (b)                          5.600               8/21/2009               1,850,000          1,805,620
Lehman Brothers Holdings                                  4.250               1/27/2010               2,925,000          2,832,939
Lehman Brothers Holdings (d)                              6.000               7/19/2012                 435,000            441,743
Leucadia National Corp.                                   7.000               8/15/2013               1,260,000          1,209,600
Liberty Property LP                                       5.500              12/15/2016                 575,000            538,123
Lincoln National Corp. (a) (b)                            5.784               3/12/2010               1,295,000          1,297,914
Mack-Cali Realty LP REIT                                  5.050               4/15/2010                 485,000            481,780
Mack-Cali Realty LP REIT                                  5.250               1/15/2012                 870,000            857,203
Mack-Cali Realty LP REIT                                  5.125               1/15/2015                 601,000            566,598
Mack-Cali Realty LP REIT                                  5.800               1/15/2016                 645,000            621,946
MassMutual Global Funding II 144A                         3.800               4/15/2009                 687,000            678,164
MBNA Capital                                              8.278               12/1/2026                  50,000             52,043
MBNA Corp.                                                6.125               3/1/2013                1,590,000          1,637,942
Merrill Lynch and Co.                                     5.700               5/2/2017                2,170,000          2,109,748
Metlife, Inc.                                             5.000               6/15/2015               2,243,000          2,138,404
Morgan Stanley                                            5.750               8/31/2012               1,675,000          1,677,834
Morgan Stanley                                            4.750               4/1/2014                1,389,000          1,304,717
Morgan Stanley                                            5.750              10/18/2016               2,635,000          2,599,354
NB Capital Trust IV                                       8.250               4/15/2027                 245,000            254,979
Nippon Life Insurance 144A                                4.875               8/9/2010                1,000,000            990,985
Nuveen Investments, Inc.                                  5.000               9/15/2010                 165,000            155,882
Oakmont Asset Trust 144A                                  4.514              12/22/2008                  80,000             79,472
Phoenix Cos., Inc. (b)                                    6.675               2/16/2008                 515,000            515,981
Regency Centers LP                                        5.250               8/1/2015                  444,000            419,963
Regency Centers LP                                        5.875               6/15/2017                 355,000            342,596
SB Treasury Co. 144A (a)                                  9.400               6/30/2049                 235,000            240,398
Simon Property Group LP REIT                              4.600               6/15/2010                  70,000             68,659
Simon Property Group LP REIT                              5.000               3/1/2012                  906,000            879,123
Simon Property Group LP REIT                              5.750               5/1/2012                  836,000            834,958
Simon Property Group LP REIT                              5.625               8/15/2014                  25,000             24,784
SLM Corp. (d)                                             4.500               7/26/2010               1,485,000          1,390,152
Washington Mutual, Inc. (a) (b)                           5.660               1/15/2010               1,195,000          1,158,925
Washington Mutual, Inc. (a) (b)                           5.639               8/24/2009               5,795,000          5,603,313
Western Financial Bank FSB (b)                            9.625               5/15/2012                 920,000            987,606
                                                                                                                 ------------------
                                                                                                                        84,605,612
                                                                                                                 ------------------
Health Care - 0.5%
Baxter International, Inc.                                5.196               2/16/2008                 145,000            144,915
Bayer Corp. 144A (a)                                      6.200               2/15/2008                 275,000            276,226
Coventry Health Care, Inc.                                5.950               3/15/2017                 750,000            725,281
Qwest Corp.                                               8.875               3/15/2012                  90,000             98,213
Unitedhealth Group, Inc.                                  5.375               3/15/2016                 760,000            739,624
Wellpoint, Inc.                                           5.875               6/15/2017                 775,000            769,547
                                                                                                                 ------------------
                                                                                                                         2,753,806
                                                                                                                 ------------------
Industrials - 3.0%
Allied Waste North America                                5.750               2/15/2011                 545,000            535,462
Allied Waste North America                                6.375               4/15/2011                 435,000            436,087
American Standard, Inc.                                   7.375               2/1/2008                  165,000            165,783
Atlas Copco AB 144A                                       5.600               5/22/2017                 575,000            567,430
Ball Corp.                                                6.875              12/15/2012                 330,000            334,125
BJ Services Co. (a)                                       5.750               6/1/2008                  625,000            625,948
British Sky Broadcasting PLC                              6.875               2/23/2009                 143,000            146,332

British Sky Broadcasting PLC                              8.200               7/15/2009               1,055,000          1,109,765
Case New Holland, Inc.                                    7.125               3/1/2014                  590,000            604,750
Crown Americas, Inc.                                      7.625              11/15/2013                 780,000            800,475
Enterprie Products Oper                                   4.625              10/15/2009                 250,000            247,905
Enterprise Products                                       4.000              10/15/2007                 110,000            109,943
Falconbridge Ltd.                                         5.375               6/1/2015                   12,000             11,659
France Telecom SA                                         7.750               3/1/2011                  165,000            177,362
France Telecom SA                                         8.500               3/1/2031                1,000,000          1,285,311
Healthcare Realty Trust, Inc.                             8.125               5/1/2011                  570,000            610,586
John Deere Capital Corp. (a)                              5.661               9/1/2009                  677,000            678,013
L-3 Communications Corp.                                  3.000               8/1/2035                   40,000             46,300
Lowes Companies, Inc.                                     5.600               9/15/2012                 330,000            333,236
Masco Corp. (a) (b)                                       6.004               3/12/2010                 750,000            740,114
Mohawk Industries, Inc.                                   5.750               1/15/2011               1,020,000          1,029,240
Northrop Grumman Corp.                                    7.125               2/15/2011                 545,000            578,663
Owens Corning, Inc.                                       6.500               12/1/2016                 355,000            342,868
Pemex Finance, Ltd.                                       9.690               8/15/2009                  96,000             99,840
Pemex Finance, Ltd.                                       9.030               2/15/2011                  52,500             55,388
Raytheon Co. (d)                                          5.500              11/15/2012                 388,000            392,336
Republic Services                                         7.125               5/15/2009                  20,000             20,803
Republic Services, Inc.                                   6.750               8/15/2011                 840,000            878,685
Royal KPN NV                                              8.375               10/1/2030                 650,000            748,307
RPM International, Inc.                                   4.450              10/15/2009                 190,000            189,003
Telefonica Emisiones                                      5.984               6/20/2011               1,165,000          1,185,274
Teva Pharmaceutical Finance LLC                           6.150               2/1/2036                  865,000            821,867
US Steel Corp.                                            5.650               6/1/2013                  640,000            627,700
Waste Management, Inc.                                    6.500              11/15/2008                  55,000             55,713
Waste Management, Inc.                                    7.375               8/1/2010                  280,000            296,354
Waste Management, Inc.                                    7.000               7/15/2028                 696,000            718,351
                                                                                                                 ------------------
                                                                                                                        17,606,978
                                                                                                                 ------------------
Public Utility - 0.3%
National Grid PLC                                         6.300               8/1/2016                1,675,000          1,694,127
                                                                                                                 ------------------
Services - 0.6%
Altria Group, Inc.                                        7.750               1/15/2027               1,035,000          1,271,575
Coventry Health Care, Inc.                                5.875               1/15/2012                 485,000            487,588
CVS Caremark Corp. (a) (b)                                5.921               6/1/2010                  495,000            493,302
CVS Corp.                                                 4.000               9/15/2009                 360,000            352,660
CVS Corp.                                                 5.750               8/15/2011                 430,000            435,584
Delhaize America, Inc. 144A (b)                           6.500               6/15/2017                 370,000            373,156
Medco Health Solutions, Inc.                              7.250               8/15/2013                 375,000            395,132
                                                                                                                 ------------------
                                                                                                                         3,808,997
                                                                                                                 ------------------
Transportation - 0.5%
CSX Corp. (b)                                             6.250              10/15/2008                 865,000            873,313
Norfolk Southern Corp.                                    6.750               2/15/2011                 337,000            352,141
Ryder System, Inc.                                        3.500               3/15/2009                 130,000            127,555
Union Pacific Corp.                                       3.875               2/15/2009               1,400,000          1,371,205
                                                                                                                 ------------------
                                                                                                                         2,724,214
                                                                                                                 ------------------
Utilities - 2.9%
Appalachian Power Co.                                     5.950               5/15/2033                  19,000             17,730
Cinergy Corp.                                             6.530              12/16/2008                 100,000            101,335
Cleveland Electric Illuminating Co.                       5.700               4/1/2017                1,500,000          1,459,437
Cogentrix Energy, Inc. 144A                               8.750              10/15/2008                 145,000            150,111

Consolidated Edison                                       5.300               12/1/2016               1,145,000          1,110,270
Consumers Energy                                          5.000               2/15/2012                  75,000             73,936
Consumers Energy Co.                                      5.375               4/15/2013               1,150,000          1,136,893
Enel Finance Internation 144A                             5.700               1/15/2013                 550,000            554,196
Enterprise Products Operations                            5.600              10/15/2014               1,860,000          1,821,944
FPL Group Capital, Inc                                    5.625               9/1/2011                2,290,000          2,319,323
FPL Group Capital, Inc.                                   5.551               2/16/2008                 295,000            294,464
Gulf Power Co.                                            5.300               12/1/2016               1,385,000          1,342,990
Niagara Mohawk Power Corp. (b)                            7.750               10/1/2008               1,013,000          1,033,190
Nisource Finance Corp. (a) (b)                            6.064              11/23/2009                 785,000            778,733
Nisource Finance Corp.                                    5.250               9/15/2017                 820,000            761,058
Ohio Power Co. (a)                                        5.540               4/5/2010                1,300,000          1,286,398
Pacific Gas & Electric Co.                                3.600               3/1/2009                  565,000            552,758
Public Service Co. of Colorado (b)                        4.375               10/1/2008                 958,000            948,522
Southern Co.                                              5.300               1/15/2012                 890,000            889,351
                                                                                                                 ------------------
                                                                                                                        16,632,639
                                                                                                                 ------------------
Total Corporate (Cost $214,118,942)                                                                                    211,485,080
                                                                                                                 ------------------
Municipal Bonds - 1.8%
Erie County NY Tobacco Asset Securitization               6.000               6/1/2028                1,100,000          1,023,594
Corp.
Michigan Tobacco Settlement Finance Authority             7.540               6/1/2034                  945,000            899,602
(a) (b)
New York County Tobacco Trust IV                          6.000               6/1/2027                  165,000            159,190
Tobacco Settlement Authority Iowa                         6.500               6/1/2023                3,505,000          3,334,306
Tobacco Settlement Authority Michigan                     7.309               6/1/2034                5,000,000          4,934,650
                                                                                                                 ------------------
Total Municipal Bonds (Cost $10,708,296)                                                                                10,351,342
                                                                                                                 ------------------
Sovereign Bonds - 1.6%
Argentina Bonos (a)                                       5.475               8/3/2012                4,245,000          2,406,915
Argentina Bonos                                           7.000               9/12/2013               1,400,000          1,223,600
Banco Nacional de Desenvolvimento Economico e             5.840               6/16/2008               1,470,000          1,457,138
Social (a)
Republic of El Salvador 144A                              8.500               7/25/2011                 870,000            951,345
Republic of South Africa                                  5.875               5/30/2022               1,524,000          1,491,615
Russian Federation 144A (c)                               8.250               3/31/2010               1,683,380          1,751,725
                                                                                                                 ------------------
Total Sovereign Bonds (Cost $9,545,889)                                                                                  9,282,338
                                                                                                                 ------------------
YANKEE BONDS - 0.0%
Potash Corp. of Saskatchewan (Cost $34,272)               4.875               3/1/2013                   36,000             34,910
                                                                                                                 ------------------

Pass Thru Securities - 44.4%

Non-Agency Pass Thru Securities - 10.5%
Banc of America Commerical Mortgage, Inc.                 5.118               7/11/2043                 610,000            609,228
2002-2 A3
Banc of America Commercial Mortgage, Inc.                 4.247               7/10/2043               1,846,268          1,837,591
2005-2 A2 (a) (b)
Bayview Commercial Asset Trust 2003-2 A 144A              5.711              12/25/2033                 404,108            397,651
(a) (b)
Bayview Commercial Asset Trust 2004-1 A 144A              5.491               4/25/2034                 448,850            447,607
(a) (b)
Bayview Commercial Asset Trust 2005-3A B1                 6.231              11/25/2035                 152,702            152,974
144A (a) (b)
Bayview Commercial Asset Trust 2005-3A B3                 8.131              11/25/2035                 305,405            309,073
144A (a) (b)
Bayview Commercial Asset Trust 2005-4A B3                 8.631               1/25/2036                 207,241            189,604
144A (a) (b)
Bayview Commercial Asset Trust 2006-1A B2                 6.831               4/25/2036                 229,729            211,626
144A (a) (b)
Bayview Commercial Asset Trust 2006-SP1 A1                5.401               4/25/2036                 326,313            321,350
144A (a) (b)
Bayview Commercial Asset Trust 2006-SP2 A1                5.411               4/25/2036               1,351,175          1,321,256
144A (a) (b)
Bayview Commerical Asset Trust 2006-2A B2                 6.601               7/25/2036                 420,846            420,494
144A (a) (b)
Bear Stearns Commercial Mortgage Securities               4.240               8/13/2039               2,218,000          2,179,373
2003-T12 A3 (a)
Bear Stearns Commercial Mortgage Securities               5.127              10/12/2042                  45,000             45,054
2005-T20 A2 (a)
Bear Stearns Commercial Mortgage Securities               5.870               9/11/2038                 950,000            962,086
2006-PW12 AAB (a)

Bear Stearns Commercial Mortgage Securities               5.518               9/11/2041                 540,000            540,693
2006-PW13 A3
Bear Stearns Commercial Mortgage Securities               5.171               12/1/2038               3,280,000          3,213,877
2006-PW14 AAB
Bear Stearns Commercial Mortgage Securities               5.533              10/12/2041               1,390,000          1,387,075
2006-T24 AB
Bear Stearns Commercial Mortgage Securities,              6.440               6/16/2030                  88,088             88,445
Inc. 1998-C1 A2 (b)
Bear Stearns Commercial Mortgage Securities,              4.740               3/13/2040                  60,000             58,411
Inc. 2003-T10 A2
Bear Stearns Commercial Mortgage Securities,              4.254               7/11/2042                 135,000            133,069
Inc. 2004-PWR5 A2
Bear Stearns Commercial Mortgage Securities,              4.556               2/13/2042                  80,000             79,208
Inc. 2005-T18 A2 (a)
Capco America Securitization Corp. 1998-D7                6.260              10/15/2030               2,068,470          2,083,438
A1B (b)
Chase Commercial Mortgage Securities Corp.                6.600              12/19/2029                  65,759             65,598
1997-2 C
Citigroup/Deutsche Bank Commercial Mortgage               5.269               7/15/2044                  20,000             20,083
2005-CD1 A2FX (a)
Citigroup/Deutsche Bank Commercial Mortgage               5.408               1/15/2046                 775,000            780,346
2006-CD2 A2
Credit Suisse/Morgan Stanley Commerical                   5.943               5/15/2023               1,230,000          1,225,693
Mortgage Certificate 2006-HC1A A1 144A (a) (b)
Crown Castle Towers 2006-1A D 144A                        5.772              11/15/2036               1,025,000          1,007,226
Crown Castle Towers LLC, 2005-1A D 144A                   5.612               6/15/2035                 660,000            648,305
Crown Castle Towers LLC, 2006-1A B 144A                   5.362              11/15/2036                 620,000            615,331
Crown Castle Towers LLC, 2006-1A C 144A                   5.470              11/15/2036               1,640,000          1,628,274
DLJ Commercial Mortgage Corp. 1998-CF2 A1B                6.240              11/12/2031                 162,838            164,005
DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a)             7.272              11/12/2031               2,450,000          2,501,465
(b)
Global Signal Trust 2006-1 D 144A                         6.052               2/15/2036               1,160,000          1,152,785
Global Signal Trust 2006-1 E 144A                         6.495               2/15/2036                 425,000            418,633
GMAC Commercial Mortgage Securities, Inc.                 6.420               5/15/2035                 634,267            637,943
1998-C2 A2 (b)
GMAC Commercial Mortgage Securities, Inc.                 4.223               4/10/2040                 130,000            128,449
2003-C3 A2
Goldman Sachs Mortgage Securities Corp., Cl.              6.048               3/20/2020               3,215,000          3,192,233
B 144A (a) (b)
Goldman Sachs Mortgage Securities Corp., Cl.              6.238               3/20/2020               1,220,000          1,200,035
E 144A (a)
Goldman Sachs Mortgage Securities Corp., Cl.              6.848               3/20/2020                 700,000            670,788
K 144A (a)
Greenwich Capital Commercial Funding Corp.                5.441               3/10/2039               2,815,000          2,783,545
2007-GG9 AAB
Impac CMB Trust 2005-8 2M2 (a)                            5.881               2/25/2036                 130,990            111,149
Impac CMB Trust 2005-8 2M3 (a)                            6.631               2/25/2036                 103,889             81,855
Impac Secured Assets Corp. 2006-1 2A1 (a) (b)             5.481               5/25/2036                 713,882            702,583
JP Morgan Chase Commercial Mortgage 2006-LDP7             6.066               4/15/2045                 990,000          1,012,175
ASB (a)
JP Morgan Chase Commercial Mortgage Sec. Co.              4.790              10/15/2042                  30,000             29,770
2005-LDP4 A2
JP Morgan Chase Commerical Mortgage 2004-C1 A2            4.302               1/15/2038               2,120,000          2,064,211
JP Morgan Chase Commerical Mortgage Security              5.198              12/15/2044               1,605,000          1,608,679
Co. 2005-LDP5 A2
JP Morgan Chase Commerical Mortgage Security              5.379               4/15/2043                  10,000             10,058
Co. 2006-LDP6 A2
LB Commercial Conduit Mortgage Trust 1999-C1 B            6.930               6/15/2031                  27,000             27,732
LB-UBS Commercial Mortgage Trust 2006-C3 A2               5.532               3/15/2039                  20,000             20,247
Mach One Trust 2004-1A A1 144A (b)                        3.890               5/28/2040                 300,085            298,486
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1              4.960               7/12/2038               1,090,000          1,087,196
A2
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1              5.396              11/12/2037                 375,000            377,198
A2 (a)
Morgan Stanley Capital 1998-HF1 E (a)                     7.423               3/15/2030                  74,000             74,287
Morgan Stanley Capital 1998-HF1 F 144A (b)                7.180               3/15/2030               2,000,000          2,008,871
Morgan Stanley Capital I 1999-CAM1 A4 (a)                 7.020               3/15/2032                  14,440             14,655
Morgan Stanley Capital I 1999-RM1 A2 (a)                  6.710              12/15/2031                 109,914            111,128
Morgan Stanley Capital I 1999-RM1 E (a)                   7.216              12/15/2031                 100,000            102,114
Morgan Stanley Capital I 2006-HQ9 A3                      5.712               7/12/2044               2,630,000          2,660,996
Morgan Stanley Capital I 2006-HQ9 A4 (a)                  5.731               7/12/2044                 960,000            972,489
Morgan Stanley Capital I 2006-HQ9 AAB                     5.685               7/12/2044                 425,000            428,759
Morgan Stanley Capital I 2006-IQ12 AAB                    5.325              12/15/2043               2,740,000          2,705,100
Morgan Stanley Capital I 2006-T21 A2                      5.090              10/12/2052               1,350,000          1,348,894
Morgan Stanley Capital I 2007-T27 A2 (a)                  5.803               6/11/2042               1,160,000          1,177,650
Morgan Stanley Dean Witter Capital I 2001-PPM             6.400               2/15/2031                  17,271             17,629
A2
Morgan Stanley Dean Witter Capital I 2001-PPM             6.540               2/15/2031                  13,946             14,264
A3

Nationslink Funding Corp. 1998-2 A2 (b)                   6.476               8/20/2030                 786,049            789,251
SBA CMBS Trust 2006-1A D 144A                             5.852              11/15/2036                 400,000            391,720
Sovereign Commerical Mortgage Securities                  5.831              10/22/2011                 830,000            719,710
2007-C1 D 144A (a)
TIAA Real Estate CDO Ltd. 2007-C4 A3 (a)                  6.104               8/15/2039               1,010,000          1,019,999
Washington Mutual Asset Securities Corp.                  3.830               1/25/2035               3,419,814          3,348,449
2003-C1A A 144A (b)
                                                                                                                 ------------------
                                                                                                                        61,167,224
                                                                                                                 ------------------
Agency Pass Thru Securities - 33.9%
Fannie Mae Grantor Trust 2001-T6 B                        6.088               5/25/2011                  76,000             78,655
Fannie Mae Grantor Trust 2002-T11 A                       4.769               4/25/2012                  24,466             24,340
FGCI (TBA) (e)                                            5.500              11/22/2019               4,780,000          4,763,566
FGLMC (TBA) (e)                                           5.500              11/13/2037              40,570,000         39,707,887
FHLMC (d)                                                 5.125               8/23/2010              27,305,000         27,813,419
FHLMC Gold                                                4.000               10/1/2009                 428,367            420,995
FHLMC Gold                                                4.500               10/1/2009                  34,948             34,584
FHLMC Gold                                                4.500               4/1/2010                   37,938             37,422
FHLMC Gold                                                3.500               9/1/2010                  354,120            340,027
FHLMC Gold                                                7.000               11/1/2031                 112,942            117,256
FHLMC Gold                                                7.000               11/1/2031                 124,550            129,307
FHLMC Gold                                                5.500               1/1/2034                  705,967            692,710
FHLMC Gold                                                5.500               3/1/2034                  249,196            244,516
FNMA                                                      4.000               5/1/2010                1,526,604          1,491,133
FNMA                                                      3.640               6/1/2010                2,665,000          2,569,534
FNMA                                                      3.530               7/1/2010                1,287,760          1,240,499
FNMA                                                      5.000               10/1/2011                  49,627             49,467
FNMA                                                      5.139              12/25/2011                 695,294            694,211
FNMA                                                      8.500               6/1/2012                   10,081             10,553
FNMA                                                      4.060               6/1/2013                   28,000             26,394
FNMA                                                      4.500               11/1/2014                  21,997             21,680
FNMA                                                      6.500               12/1/2015                   5,803              5,962
FNMA                                                      5.140               1/1/2016                   75,000             74,220
FNMA                                                      6.000               7/1/2017                    6,410              6,509
FNMA                                                      5.000               1/1/2019                  328,790            322,872
FNMA                                                      5.500               11/1/2024               1,313,836          1,299,110
FNMA                                                      5.500               12/1/2024                  17,882             17,681
FNMA                                                      5.500               1/1/2025                3,330,167          3,292,839
FNMA                                                      7.500               2/1/2029                    9,362              9,829
FNMA                                                      7.500               9/1/2029                      669                701
FNMA                                                      7.500               11/1/2029                     613                643
FNMA                                                      7.000               11/1/2031                   1,953              2,035
FNMA                                                      7.000               5/1/2032                   17,613             18,326
FNMA                                                      7.000               6/1/2032                   23,092             24,027
FNMA                                                      5.500               2/1/2033                  104,078            102,269
FNMA                                                      5.500               1/1/2034                  686,839            674,671
FNMA                                                      5.500               1/1/2034                1,575,544          1,547,633
FNMA                                                      5.500               8/1/2034                   51,281             50,332
FNMA                                                      5.500               9/1/2034                   88,283             86,649
FNMA                                                      5.500               9/1/2034                  196,692            193,052
FNMA                                                      5.500               9/1/2034                   20,812             20,427
FNMA                                                      4.900               1/1/2014                  447,097            437,253
FNMA                                                      5.500               9/1/2034                   62,091             60,942
FNMA                                                      5.500               9/1/2034                   78,546             77,093
FNMA (TBA) (e)                                            5.000               11/1/1935              48,395,000         46,141,632

FNMA (TBA) (e)                                            5.000               11/1/2020               2,045,000          2,004,100
FNMA (TBA) (e)                                            6.000               11/1/2020               8,080,000          8,183,521
FNMA (TBA) (e)                                            6.000               10/1/2035              29,515,000         29,551,894
FNMA (TBA) (e)                                            6.000               11/1/2035              21,805,000         21,811,803
GNMA                                                      9.000               2/15/2021                  17,020             18,394
GNMA                                                      8.000               8/15/2025                   9,287              9,871
GNMA                                                      8.000              11/15/2025                  11,515             12,239
GNMA                                                      8.000               5/15/2026                   2,287              2,431
GNMA                                                      8.000              11/15/2026                  11,188             11,896
GNMA                                                      6.000               1/15/2032                   3,289              3,318
GNMA                                                      6.500               7/15/2032                   5,701              5,840
                                                                                                                 ------------------
                                                                                                                       196,590,169
                                                                                                                 ------------------
                                                                                                                 ------------------
Total Pass Thru Securities (Cost $258,900,735)                                                                         257,757,393
                                                                                                                 ------------------

U.S. Treasury Obligations - 24.6%
U.S. Treasury Bond (d)                                    4.500               2/15/2036               8,888,000          8,426,242
U.S. Treasury Bond (TBA) (e)                              5.000               5/15/2037              15,413,000         15,810,363
U.S. Treasury Note (b)                                    5.125               6/30/2008              15,272,000         15,380,569
U.S. Treasury Note (d)                                    5.000               7/31/2008               4,210,000          4,239,272
U.S. Treasury Note (TBA) (e)                              4.000               9/30/2009              13,415,000         13,425,477
U.S. Treasury Note (d)                                    4.500               5/15/2010               9,710,000          9,832,132
U.S. Treasury Note (d)                                    4.625              12/31/2011              11,155,000         11,350,212
U.S. Treasury Note (TBA) (e)                              4.125               8/31/2012              15,135,000         15,073,522
U.S. Treasury Note (d)                                    4.625              11/15/2016              10,914,000         10,967,719
U.S. Treasury Note (TBA) (e)                              4.750               8/15/2017              37,688,000         38,194,451
                                                                                                                 ------------------
Total U.S. Treasury Obligations (Cost $142,301,263)                                                                    142,699,959
                                                                                                                 ------------------

Foreign Denominated - 0.4%
Brazil - 0.4%
Republic of Brazil (d)                                    12.500              1/5/2016    BRL         1,330,000            846,133
Republic of Brazil                                        12.500              1/5/2016                2,285,000          1,453,694
                                                                                                                 ------------------
TOTAL FOREIGN DENOMINATED (Cost $1,991,244)                                                                              2,299,827
                                                                                                                 ------------------
                                                                                                                 ------------------
TOTAL BONDS AND NOTES (Cost $775,591,224)                                                                              768,496,634
                                                                                                                 ------------------

Common Stock - 0.0%
Hong Kong - 0%                                                                                        Shares

                                                                                                      ------
GuangDong Alliance (f)                                                                    HKD           228,997                  0
HK Property (f)                                                                                         228,997                  0
                                                                                                                 -----------------
TOTAL COMMON STOCK (Cost $ 0)                                                                                                    0
                                                                                                                 -----------------

Convertible Stock - 0.0%
AES Trust VII 6.00% CVT Pfd                                                                                 900             44,212
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                   900             38,025
                                                                                                                 -----------------
TOTAL CONVERTIBLE STOCK (Cost $85,275)                                                                                      82,237
                                                                                                                 -----------------

PURCHASED OPTIONS - 0.0%                                                                          Contract Size
                                                                                                  -------------
CDX, IG8 5 Year Strike Price .45%, 12/20/2007                                                           113,850             10,816
2 Yr Floor 3M Libor, Strike Price 4.00%, 1/13/2009                                                      262,500             36,348
U.S. Treasury 5 Year Note, Strike Price 107.00%, 10/26/2007                                             161,000             88,047
                                                                                                                 -----------------


TOTAL PURCHASED OPTIONS (Cost $163,870)                                                                                    135,211
                                                                                                                 -----------------


SHORT TERM INVESTMENTS - 0.3%
U.S. Treasury Bill - 0.3%                                  Rate               Maturity                Par Value
                                                           ----               --------                ---------
U.S. Treasury Bill (d) (g) (Cost $1,336,492)              4.130              12/6/2007    USD         1,347,000          1,336,492
                                                                                                                 -----------------

INVESTMENT OF CASH COLLATERAL - 13.8%                                                                  Shares
                                                                                                       ------
BlackRock Cash Strategies L.L.C (Cost $80,006,442)                                                   80,006,442         80,006,442
                                                                                                                 -----------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $857,183,303)                                                                     850,057,016
                                                                                                                 -----------------

AFFILIATED INVESTMENTS - 5.7%
Dreyfus Institutional Preferred Plus Money Market Fund (h) (Cost $32,960,558)                        32,960,558         32,960,558
                                                                                                                 -----------------



TOTAL INVESTMENTS--152.2% (Cost $890,143,861)                                                                          883,017,574
                                                                                                                 -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(52.2%)                                                                        (302,776,238)
                                                                                                                 -----------------
NET ASSETS--100%                                                                                                       580,241,336
                                                                                                                 =================

Notes to Schedule of Investment:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $63,484,961 or 10.9% of net assets. BRL-Brazilian Real
CVT-Convertible
FGLMC-Federal Government Loan Mortgage Corporation
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
HKD-Hong Kong Dollar
PFD-Preferred
REIT-Real Estate Investment Trust
TBA-To Be Announced
(a) Variable Rate Security; rate indicated as of September 30, 2007.
(b) Denotes all or part of security segregated as collateral.
(C) Illiquid security. At the period end, the value of these securities amounted to $2,404,264 or 0.4% of net assets.
(d) Security, or a portion of thereof, was on loan at September 30, 2007.
(e) Delayed delivery security.
(f) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(g) Rate noted is yield to maturity
(h) Affiliated institutional money market fund.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $890,143,861.Net unrealized depreciation on investments was $7,126,287 of which $2,789,304 related to appreciated investment securities and $9,866,113 related to depreciated investment securities.

At September 30, 2007, the Portfolio held the following futures contracts:

                                                                                                                       Unrealized
                                                                                             Underlying Face          Appreciation/
Contract                                          Position           Expiration Date         Amount at Value         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 2 Year Treasury Note (348 Contracts)          Short              December 2007            $  72,052,312           $  (181,435)
U.S. 5 Year Treasury Note (641 Contracts)          Long               December 2007               68,607,031               544,533
U.S. 10 Year Treasury Note (558 Contracts)         Short              December 2007               60,978,937               133,270
                                                                                                                       -----------
                                                                                                                       $   496,368
                                                                                                                       ===========

At September 30, 2007 the Portfolio held the following open swap agreements:

                                                                                                                        Unrealized
Credit Default Swaps:         Reference                Buy/Sell   (Pay) /Receive                          Notional     Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Counterparty           Entity                         Protection  Fixed Rate (%)  Expriration  Currency   Amount      (Depreciation)
Citibank               Century Tel, 7.875%,              Buy              (1.16)    9/20/2015  USD          853,000        (26,626)
                       8/15/2012
Citibank               Century Tel, 7.875%,              Buy              (1.19)    9/20/2015  USD        1,985,000        (65,846)
                       8/15/2012
Citibank               AT&T, 5.875%, 8/15/2012           Buy              (0.48)    3/20/2017  USD        5,430,000        (25,922)
Deutsche Bank          Dow Jones CDX.NA.IG.9 Index       Sell              0.80    12/20/2017  USD        4,162,000        (31,045)
Goldman, Sachs & Co.   Autozone, 5.875%, 10/15/2012      Buy              (0.62)    6/20/2017  USD        2,800,000         (4,342)
Goldman, Sachs & Co.   Dow Jones CDX.NA.IG.8 Index       Sell              0.60     6/20/2017  USD        2,800,000        (40,125)
JPMorgan               Banco Espirito Santo, S.A,        Buy              (0.41)    9/20/2012  USD        2,870,000         13,359
                       4.45%, 1/19/2015
JPMorgan               Georgia-Pacific, 7.75%,           Sell              1.75     6/20/2012  USD        1,430,000        (65,451)
                       11/15/2029
JPMorgan               iTraxx Europe Senior              Buy              (0.10)    6/20/2012  USD        5,000,000        (37,114)
                       Financials Series 7
JPMorgan               iTraxx Europe Senior              Buy              (0.10)    6/20/2012  USD       10,200,000       (122,160)
                       Financials Series 7
JPMorgan               KBC Bank 4.345%, 1/28/2009        Buy              (0.29)    9/20/2012  USD        2,870,000         14,833
JPMorgan               Meadwestvaco, 6.85%, 2012         Buy              (1.10)    6/20/2017  USD        2,860,000         (6,982)
JPMorgan               Raiffeisen-Boereleen Bank BA,     Buy              (0.16)    9/20/2012  USD        5,730,000         (4,055)
                        6%, 4/15/2009
JPMorgan               Royal Bank of Scotland, 5%,       Buy              (0.32)    9/20/2012  USD        2,870,000        (12,998)
                       12/6/2020
JPMorgan               UBS AG, 3.500%, 8/27/2008         Buy              (0.31)    9/20/2012  USD        2,870,000         (9,801)
Morgan Stanley         Century Tel, 7.875%,              Buy              (1.15)    9/20/2015  USD          247,000         (7,549)
                       8/15/2012
Morgan Stanley         CMBX 2007-3 Index                 Buy              (0.08)   12/13/2049  USD       14,300,000        (86,069)
                                                                                                                      -------------
UBS AG                 Turanlem Finance, 8.000%,        Sell               1.15     1/20/2008  USD          890,000         (6,170)
                       3/24/2014
                                                                                                                      =============
                                                                                                                          (524,063)

                                                                                                                        Unrealized
Interest Rate Swaps:         Reference              Pay/Receive                                           Notional     Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Counterparty           Entity                      Floating Rate  Fixed Rate (%)  Expriration  Currency   Amount      (Depreciation)
Lehman Brothers        USD -3 MONTH LIBOR             Pay                 4.825%   8/31/2009   USD       45,765,000         92,936
                                                                                                                      -------------
Lehman Brothers        USD -6 MONTH LIBOR Receive                         0.0523   42,978.00   USD       11,155,000        (24,069)
                                                                                                                      =============
                                                                                                                             68867


At September 30, 2007, the Portfolio held the following written options contracts:

                                                                          Notional
------------------------------------------------------------------------------------------------------------------------------------
Written Call Options   Counterparty      Strike Price   Expiration Date   Amount        Premium ($)            Value ($)

Dow Jones CDX IG8 5yr
credit default swap    Lehman Brothers         0.0039    December 2007    227700           21062                10,816

                                                                         Contracts
U.S. Treasury 5Year
Note 10/26/07                                     108     October 2007     161             49802                 32703
                                                                                          70,864                43,519
                                                                                       ---------            ----------

                                                                                       =========            ==========

Written Put Options
                                          Strike Price  Expiration Date  Contracts      Premium ($)            Value ($)
U.S. Treasury 5Year
Note 10/26/07                                      106   October 2007      161             49802                27672
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       =========            ==========

Mellon Institutional Funds Master Portfolio
STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

Schedule of Investments - September 30, 2007 (Unaudited)

Security Description                                              Rate         Maturity    Currency       Par Value     Value ($)
UNAFFILIATED INVESTMENTS - 123.0%

BONDS AND NOTES - 94.7%

Asset Backed - 1.4%
Chase Issuance Trust 2007-A1 A1 (a)                               5.773        3/15/2013   USD             280,000          276,758
Credit Suisse Mortgage Capital Certificate 2007-1 1A6A (a)        5.863        2/25/2037                   260,000          258,897
Total Asset Backed (Cost $540,000)                                                                                          535,655


Collateralized Mortgage Obligations - 8.5%
GNMA 2004-23 B                                                    2.946        3/16/2019                   257,643          249,557
GNMA 2005-76 A                                                    3.963        5/16/2030                   273,359          267,529
GNMA 2005-79 A                                                    3.998       10/16/2033                   250,174          245,567
GNMA 2006-15 A                                                    3.727        3/16/2027                   301,177          294,119
GNMA 2006-19 A                                                    3.387        6/16/2030                   228,854          222,067
GNMA 2006-39 A                                                    3.772        6/16/2025                   318,793          310,689
GNMA 2006-5 A                                                     4.241        7/16/2029                   252,434          248,200
GNMA 2006-67 A                                                    3.947       11/16/2030                   482,329          471,151
GNMA 2006-68 A                                                    3.888        7/16/2026                   234,931          229,305
GNMA 2006-9 A                                                     4.201        8/16/2026                   638,432          627,234
GNMA 2007-34A                                                     4.272       11/16/2026                   173,716          170,955
Total Collateralized Mortgage Obligations (Cost $3,306,758)                                                               3,336,373

Corporate - 17.5%

Banking - 4.0%
Bank of America Capital Trust XIII (a)                            6.094        3/15/2043                   140,000          130,598
Chevy Chase Bank FSB                                              6.875        12/1/2013                   295,000          286,888
ICICI Bank Ltd. 144A (a) (b)                                      6.375        4/30/2022                   150,000          140,265
Northern Rock PLC 144A (a)                                        5.600        4/30/2049                   100,000           70,000
Northern Rock PLC 144A (a)                                        6.594        6/28/2049                   740,000          518,000
SMFG Preferred Capital 144A (a)                                   6.078        7/25/2049                    80,000           73,975
Societe Generale 144A                                             5.922        3/30/2049                   125,000          118,413
Sovereign Bancorp (a)                                             5.440        3/23/2010                    75,000           74,998
Suntrust Preferred Capital I (a)                                  5.853       12/15/2036                    40,000           39,249
Washington Mutual Bank (a)                                        5.446         5/1/2009                    55,000           53,650
Washington Mutual, Inc.                                           4.625         4/1/2014                    85,000           77,418
                                                                                                                          1,583,454

Communications - 1.7%
News America, Inc.                                                6.150         3/1/2037                   210,000          195,843
Qwest Corp. (a)                                                   8.944        6/15/2013                    85,000           90,738
Sprint Capital Corp.                                              8.375        3/15/2012                   175,000          192,681
Telefonica Emisiones                                              6.421        6/20/2016                    75,000           76,962
Time Warner, Inc. (a)                                             5.730       11/13/2009                    55,000           54,354
Time Warner Cable, Inc. 144A (c)                                  5.400         7/2/2012                    60,000           59,262
                                                                                                                            669,840

Energy - 0.3%
Salomon Brothers AF for Tyumen Oil Co. (b)                       11.000        11/6/2007                   125,000          125,375

Financial - 3.9%
Boston Properties, Inc. REIT                                      6.250        1/15/2013                    85,000           86,324
Capmark Financial Group 144A                                      5.875        5/10/2012                   110,000          100,180
ERP Operating LP                                                  5.750        6/15/2017                   110,000          105,112
General Electric Capital Corp.                                    5.625        9/15/2017                   400,000          399,890
International Lease Finance Corp.                                 5.000        4/15/2010                   180,000          179,233
Lincoln National Corp. (a)                                        7.000        5/17/2066                   170,000          175,198
Simon Property Group LP REIT                                      5.750         5/1/2012                   165,000          164,794
SLM Corp. (d)                                                     4.500        7/26/2010                   220,000          205,948
Willis North America                                              6.200        3/28/2017                   100,000           99,222
                                                                                                                          1,515,901

Health Care - 0.2%
Coventry Health Care, Inc.                                        5.950        3/15/2017                    85,000           82,199

Industrial - 2.3%
Crown Americas, Inc.                                              7.625       11/15/2013                   130,000          133,413
Mohawk Industries, Inc.                                           6.125        1/15/2016                   170,000          169,381
Nordic Telecommunication Co. Holdings 144A                        8.875         5/1/2016                    90,000           94,950
Rogers Wireless, Inc.                                             7.500        3/15/2015                    45,000           48,227
SabMiller PLC 144A (a)                                            5.531         7/1/2009                    75,000           75,172
Schering-Plough                                                   5.000        10/1/2010                    50,000           71,351
Schering-Plough                                                   5.375        10/1/2014                   140,000          199,544
Waste Management, Inc.                                            6.875        5/15/2009                   100,000          103,361
                                                                                                                            895,399
Public Utility - 0.2%
National Grid PLC                                                 6.300         8/1/2016                    75,000           75,856

Services - 0.2%
Delhaize America Inc. 144A (c)                                    6.500        6/15/2017                    75,000           75,640

Telecommunications Service - 0.5%
Windstream Corp.                                                  8.125         8/1/2013                   180,000          189,450

Utilities - 4.2%
Consumers Energy Co.                                              5.375        4/15/2013                   140,000          138,404
Duke Energy Corp.                                                 5.625       11/30/2012                    96,000           97,311
Enel Finance Internation 144A                                     5.700        1/15/2013                   100,000          100,763
Florida Power Corp.                                               6.350        9/15/2037                    40,000           40,767
Jersey Central Power & Light Co.                                  6.400        5/15/2036                    82,000           81,587
Kentucky Power Co. 144A                                           6.000        9/15/2017                   210,000          208,766
Midamerican Energy Holdings Co. 144A                              6.500        9/15/2037                   190,000          192,053
Mirant North America LLC                                          7.375       12/31/2013                    95,000           96,425
Niagara Mohawk Power Corp.                                        7.750        10/1/2008                    75,000           76,495
Nisource Finance Corp.                                            6.400        3/15/2018                   120,000          120,881
PSEG Power LLC                                                    7.750        4/15/2011                    90,000           96,370
Public Service Co. of Colorado                                    7.875        10/1/2012                    85,000           94,036
TXU Electric Delivery 144A (a)                                    6.069        9/16/2008                    95,000           94,034
Virginia Electric Power Co.                                       5.950        9/15/2017                   205,000          204,703
                                                                                                                          1,642,595
Total Corporate Bonds (Cost $6,984,721)                                                                                   6,855,709

Municipal - 0.5%
Tobacco Settlement Authority Michigan (Cost $194,988)             7.309         6/1/2034                   195,000          192,451

Sovereign Bonds - 4.9%
Arab Republic of Egypt                                            0.000        7/18/2012                 1,000,000          183,692
Argentina Bonos (a)                                               5.389         8/3/2012                   270,000          153,090
Netherlands Government Bond                                       4.000        1/15/2037                   605,000          774,990
Republic of Argentina                                             7.000        9/12/2013                   290,000          253,460
Republic of Argentina (a)                                         2.000        9/30/2014                   520,000          165,776
Republic of South Africa                                          5.875        5/30/2022                   120,000          117,450
Swedish Government                                                3.000        7/12/2016                 1,885,000          265,359
Total Sovereign Bonds (Cost $1,944,131)                                                                                   1,913,817

Pass-Thru Securities - 22.0%

Agency Pass-Thru Securities - 14.1%
FGLMC (TBA) (e)                                                   5.500       10/13/2037                 1,425,000        1,395,163
FGLMC (TBA) (e)                                                   5.500       11/13/2037                   595,000          582,356
FHLMC (d)                                                         5.250        7/18/2011                   600,000          614,945
FNMA                                                              5.500         1/1/2034                   373,499          366,883
FNMA (TBA) (e)                                                    5.000        11/1/2035                 2,115,000        2,016,521
FNMA (TBA) (e)                                                    6.000        11/1/2035                   560,000          560,175
                                                                                                                          5,536,043
Non-Agency Pass-Thru - 7.9%
Bear Stearns Commercial Mortgage Securities 2006-PW14 AAB         5.171        12/1/2038                   565,000          553,610
Bear Stearns Commercial Mortgage Securities 2006-T24 AB           5.533       10/12/2041                   525,000          523,895
Crown Castle Towers 2006-1A D 144A                                5.772       11/15/2036                   175,000          171,966

Crown Castle Towers LLC, 2005-1A D 144A                           5.612        6/15/2035                   320,000          314,330
First Union-Chase Commercial Mortgage                             5.950        6/15/2031                   170,000          171,234
Global Signal Trust 2006-1 C 144A                                 5.707        2/15/2036                   150,000          148,620
Global Signal Trust 2006-1 E 144A                                 6.495        2/15/2036                   150,000          147,753
Global Signal Trust 2006-1 F 144A                                 7.036        2/15/2036                    80,000           78,353
Goldman Sachs Mortgage Securities Corp., Cl. L 144A (a)           7.098         3/6/2020                   140,000          135,800
Impac Secured Assets Corp. 2006-2 2A1 (a)                         5.481        8/25/2036                   315,400          303,179
Morgan Stanley Capital I 2006-HQ9 A3                              5.712        7/12/2044                   215,000          217,534
Morgan Stanley Capital I 2006-HQ9 AAB                             5.685        7/12/2044                   215,000          216,902
Morgan Stanley Capital I 2006-IQ12 A1                             5.257       12/15/2043                   130,510          130,872
                                                                                                                          3,114,048
Total Pass-Thru Securities (Cost $8,718,115)                                                                              8,650,091

U.S. Treasury Obligations - 10.0%
U.S. Treasury Notes (d)                                           4.875        5/31/2009                 1,840,000        1,867,026
U.S. Treasury Notes (d)                                           4.750        2/15/2010                   399,000          405,795
U.S. Treasury Notes (d)                                           4.875        6/30/2012                 1,405,000        1,444,296
U.S. Treasury Notes (d)                                           3.875        2/15/2013                   230,000          226,173
Total U.S. Treasury Obligations (Cost $3,930,508)                                                                         3,943,290

Foreign Denominated - 29.9%

Brazil - 0.6%
Republic of Brazil (d)                                           12.500         1/5/2016   BRL             360,000          229,028

Euro - 12.1%
Autostrade SpA EMTN (a)                                           5.205         6/9/2011   EUR             300,000          431,057
Bat International Finance PLC EMTN                                6.375       12/12/2019                    40,000           80,981
Deutsche Republic                                                 3.250         7/4/2015                   800,000        1,064,640
Deutsche Republic                                                 4.750         7/4/2034                   230,000          335,002
BES Finance Ltd.EMTN (a)                                          4.500       12/29/2049                    95,000          121,611
FCE Bank PLC EMTN (a)                                             5.726        9/30/2009                   880,000        1,179,587
Finmeccanica SpA                                                  4.875        3/24/2025                    80,000          101,614
GE Capital European Funding EMTN (a)                              4.406         5/4/2011                   370,000          524,549
Holcim Finance Lux SA EMTN                                        4.375        6/23/2010                    65,000           91,901
Household Finance Corp. EMTN                                      6.500         5/5/2009                   100,000          146,297
MPS Capital Trust I (a)                                           7.990       12/29/2049                    60,000           91,153
National Westminster Bank PLC EMTN (a)                            6.625       12/29/2049                    70,000          102,233
Owens-Brockway Glass Containers                                   6.750        12/1/2014                    95,000          132,761
Sogerim EMTN                                                      7.250        4/20/2011                    60,000           91,376
Telefonica Europe BV EMTN                                         5.125        2/14/2013                    55,000           78,416
Telenet Communications NV 144A                                    9.000       12/15/2013                    56,025           86,682
Veolia Environnement EMTN                                         4.875        5/28/2013                    65,000           90,973
                                                                                                                          4,750,833
Japan - 8.2%
Japan Government                                                  1.000       12/20/2012   JPY          87,000,000          748,457

Japan Government                                                  1.100       12/10/2016               249,000,000        2,133,370
Development Bank of Japan                                         1.050        6/20/2023                45,000,000          339,263
                                                                                                                          3,221,090
Mexico - 1.0%
Mexican Fixed Rate Bonds                                          8.000       12/19/2013   MXN           4,410,000          408,675

United Kingdom - 8.0%
United Kingdom Gilt                                               8.000        9/27/2013   GPB             575,000        1,352,524
United Kingdom Gilt                                               5.000         9/7/2014                   350,000          713,562
United Kingdom Gilt                                               4.000         9/7/2016                   440,000          835,340
United Kingdom Gilt                                               4.250         6/7/2032                   125,000          240,000
                                                                                                                          3,141,426
Total Foreign Denominated (Cost $11,142,336)                                                                             11,751,052
Total Bonds and Notes (Cost $36,761,557)                                                                                 37,178,438

CONVERTIBLE PREFERRED STOCKS - 0.2%
FNMA 5.375% CVT Pfd (Cost $100,000)                                                                              1           97,802

SHORT-TERM INVESTMENTS - 15.0%                                    Rate          Maturity                 Par Value
                                                                  ----          --------                 ---------

Commercial Paper - 1.0%
Cox Enterprises Inc. (c) (f) (Cost $394,084)                      5.57         1/15/2008   USD             395,000          394,013

Federal Agency Bonds - 13.2%
FHLB Discount Note (c) (f)                                        4.55         11/2/2007                   525,000          522,744
FNMA Discount Note (c) (f)                                        4.65        10/17/2007                 4,135,000        4,125,386
FNMA Discount Note (c) (f)                                        4.85         11/7/2007                   560,000          557,058
TotalFederal Agency Bonds (Cost $5,205,188)                                                                               5,205,188

U.S. Treasury Bill - 0.8%
U.S. Treasury Bill(c) (f) (Cost $296,667)                         4.13         12/6/2007                   299,000          296,667
Total Short Term Investments (Cost $5,895,939)                                                                            5,895,868

                                                                                                            Shares
INVESTMENT OF CASH COLLATERAL - 13.1%
BlackRock Cash Strategies L.L.C (Cost $5,148,551)                                                        5,148,551        5,148,551
TOTAL UNAFFILIATED INVESTMENTS (Cost $47,906,047)                                                                        48,320,659

AFFILIATED INVESTMENTS - 0.6%
Dreyfus Institutional Preferred Plus Money Market Fund (g)
(Cost $238,066)                                                                                            238,066          238,066

TOTAL INVESTMENTS - 123.6% (Cost $48,144,113)                                                                            48,558,725

LIABILITIES IN EXCESS OF OTHER ASSETS -(23.6%)                                                                          (9,299,138)

NET ASSETS - 100%                                                                                                       $39,259,587

Notes to Schedule of Investments:

144A- Securities exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,004,977 or 7.6% of net assets.

BRL-Brazilian Real
CVT-Convertible
EMTN- Euro Medium term note
EUR- Euro
FGLMC- Federal Government Loan Mortgage Corportation
FHLB- Federal Home Loan Bank
FHLMC- Federal Home Loan Mortgage Company
FNMA- Federal National Mortgage Association
GBP- British Pound
GNMA - Government National Mortgage Association
JPY- Japanese Yen
MXN - Mexican Peso
PFD- Preferred
REIT - Real Estate Investment Trust
TBA - To be announced

(a) Variable Rate Security; rate indicated is as of September 30, 2007.
(b) Illiquid security. At period end, the value of these securities amounted to $266,000 or 0.7% of net assets.
(c) Denotes all or part of security segregated as collateral.
(d) Security, or portion thereof was on loan at September 30, 2007.
(e) Delayed delivery security.
(f) Rate denoted is yield to maturity.
(g) Affiliated money market fund.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $830,636,970.Net unrealized appreciation on investments was $414,612 of which $756,583 related to appreciated investment securities and $341,971 related to depreciated investment securities.

At September 30, 2007 the Portfolio held the following futures contracts:

                                                                                                     Unrealized
                                                                                Underlying Face     Appreciation/
Contract                                       Position      Expiration Date    Amount at Value    (Depreciation)

U.S. 2 Year Treasury Note (13 Contracts)       Long          December 2007        5/15/9269             1881
U.S. 5 Year Treasury Note (32 Contracts)       Long          December 2007       3425000.00            31473
U.S. 10 Year Treasury Note (22 Contracts)      Short         December 2007        6/9/8482              5963
U.S. Long Bond CBT (4 Contracts)               Short         December 2007        5/24/3119             2868
EURO - Bobl (7 Contracts)                      Short         December 2007       11/13/4842             1536
EURO - Bund (21 Contracts)                     Long          December 2007          3374315           -19874
                                                                                                       23847

At September 30, 2007 the Portfolio held the following open swap agreements:

Credit Default Swaps:                                                                                                  Unrealized
                               Reference             Buy/Sell   (Pay) /Receive                             Notional  Appreciation
Counterparty          Entity                        Protection    Fixed Rate (%)  Expriration  Currency     Amount   (Depreciation)
Citibank              Altria Group, 7%, 11/4/2013       Buy               (0.27)   12/20/2011  USD         720,000        (53.00)
Citibank              Northern Tobacco, 5%,
                      6/1/2046                         Sell                 1.35   12/20/2011  USD         360,000    (15,804.00)
Citibank              AT&T, 5.875%, 9/15/2014           Buy               (0.48)    3/20/2017  USD         510,000     (2,435.00)
Citibank              Southern California
                      Tobacco, 5%, 6/1/2037            Sell                 1.35   12/20/2011  USD         360,000    (15,804.00)
Goldman, Sachs & Co.  Autozone, 5.875%,
                      10/15/2012                        Buy               (0.62)    6/20/2017  USD         570,000       (884.00)
Goldman, Sachs & Co.  Dow Jones CDX.NA.HY.8 Index       Buy               (2.75)    6/20/2012  USD         450,000    (11,398.00)
JPMorgan              Banco Espirito Santo, S.A.,
                      4.45%, 1/19/2015                  Buy               (0.41)    9/20/2012  USD         190,000        884.00
JPMorgan              Block Financial, 5.125%,
                      10/30/2014                        Buy               (1.90)    9/20/2012  USD         360,000     (6,289.00)
JPMorgan              iTraxx Europe Series 7            Buy               (0.10)    6/20/2012  USD         300,000     (2,227.00)
JPMorgan              iTraxx Europe Series 7            Buy               (0.10)    6/20/2012  USD         600,000     (7,186.00)
JPMorgan              KBC Bank, 4.345%, 1/28/2009       Buy               (0.29)    9/20/2012  USD         190,000        982.00
JPMorgan              Republic of Philippines,
                      10.625%, 3/16/2025                Buy               (2.48)    9/20/2017  USD         190,000     (6,854.00)
JPMorgan              Raiffeisen-Boereleen Bank
                      BA, 6%, 4/15/2009                 Buy               (0.16)    9/20/2012  USD         390,000       (276.00)
JPMorgan              Royal Bank of Scotland, 5%,
                      12/6/2020                         Buy               (0.32)    9/20/2012  USD         190,000       (860.00)
JPMorgan              Russian Federation, 7.5%,
                      3/31/2030                        Sell                 0.67    8/20/2012  USD         210,000         27.00
JPMorgan              Russian Federation, 7.5%,
                      3/31/2030                        Sell                 0.80    8/20/2012  USD         380,000      2,231.00
JPMorgan              UBS AG, 3.5%, 8/27/2008           Buy               (0.31)    9/20/2012  USD         190,000       (649.00)
JPMorgan              Dow Jones CDX.NA.HY.8 Index       Buy               (2.75)    6/20/2012  USD         900,000    (38,137.00)
JPMorgan              Dow Jones CDX.NA.HY.8 Index       Buy               (2.75)    6/20/2012  USD         450,000     (5,966.00)
JPMorgan              CMBX 2007-3 AAA Index             Buy               (0.08)   12/13/2049  USD       1,250,000    (21,605.00)
Merrill Lynch         State Street, 7.65%,
                      6/15/2010                         Buy               (0.55)   12/20/2012  USD         140,000       (678.00)
Morgan Stanley        CMBX 2007-3 BBB Index             Buy               (2.00)   12/13/2049  USD         400,000       (857.00)
Morgan Stanley        CMBX 2007-3 AAA Index             Buy               -0.08     54,770.00  USD         690,000     (4,597.00)
                                                                                                                         -138435

Interest Rate Swaps:                                                                                                    Unrealized
                              Reference             Pay/Receive                                             Notional  Appreciation
Counterparty          Entity                       Floating Rate  Fixed Rate (%)  Expriration  Currency       Amount  (Depreciation)
JPMorgan              USD-3 MONTH LIBOR BBA             Pay                 4.90    8/24/2009  USD         5,820,000       18860
JPMorgan              EUR - 6 MONTH EURIBOR           Receive               4.16    1/19/2012  EUR         1,230,000      -11461
JPMorgan              JPY-6 MONTH YENIBOR               Pay                 1.36    1/19/2012  JPY       219,000,000        5090
JPMorgan              MYR- 3 MONTH KILBOR               Pay                 4.16   10/31/2011  MYR           838,925        2727
JPMorgan              NZD - 3 MONTH LIBOR               Pay                 8.05    6/21/2012  NZD           500,000       10230
JPMorgan              THB - 6 MONTH THIBOR              Pay                 5.18    11/2/2011  THB         8,464,000       11570
Morgan Stanley        NZD - 3 MONTH LIBOR               Pay                 7.88    5/18/2010  NZD         2,850,000       26981
UBS AG                JPY-6 MONTH YENIBOR               Pay                 0.88    5/11/2008  JPY       798,000,000        1280
UBS AG                JPY-6 MONTH YENIBOR               Pay                 2.51    5/11/2008  JPY       159,000,000       54645
                                                                                                                          119922

At September 30, 2007 the Portfolio held the following forward exchange contracts:

                                  Local
                                Principal           Contract           Value at         Amount          Unrealized
Contracts to Deliver              Amount           Value Date            39,355       to Receive       Gain/(Loss)
Euro                             280,000           12/19/2007           399,886           381,273         (18,613)
Euro                              50,000           12/19/2007            71,408            69,310          (2,098)
Euro                              90,000           12/19/2007           128,535           124,758          (3,777)
Euro                             560,000           12/19/2007           799,772           780,511         (19,261)
Euro                              40,000           12/19/2007            57,127            55,796          (1,331)
Euro                           3,848,000           12/19/2007         5,495,577         5,363,881        (131,696)
Euro                              50,000           12/19/2007            71,408            70,857            (551)
British Pounds                 1,605,000           12/19/2007         3,277,003         3,245,270         (31,733)
Japanese Yen                 153,920,000           12/19/2007         1,353,557         1,363,330           9,773
Japanese Yen                  99,210,000           12/19/2007           872,443           870,301          (2,142)
Japanese Yen                  15,440,000           12/19/2007           135,778           135,340            (438)
Japanese Yen                  86,830,000           12/19/2007           763,574           766,082           2,508
Japanese Yen                  45,200,000           12/19/2007           397,484           393,091          (4,393)
Japanese Yen                  73,780,000           12/19/2007           648,814           641,398          (7,416)
Mexican Peso                   4,560,000           12/19/2007           417,063           408,437          (8,626)
New Zealand Dollar               560,000           12/19/2007           420,585           391,051         (29,534)
New Zealand Dollar               560,000           12/19/2007           420,585           382,185         (38,400)
                                                                                                     -------------
Swedish Krona                    1850000           12/19/2007           287,975           278,337          (9,638)
                                                                                                     =============
                                                                                                      (297,366.00)

                                  Local
                                Principal           Contract           Value at         Amount          Unrealized
Contracts to Receive              Amount           Value Date         39,355.00        to Deliver      Gain/(Loss)
Australian Dollar                477,124           12/19/2007        421,886.70         $ 391,051         $30,836
Australian Dollar                464,268           12/19/2007        410,519.33         $ 382,185         $28,334
Australian Dollar                460,000           12/19/2007        406,745.49         $ 392,628         $14,117
Canadian Dollar                  390,000           12/19/2007        392,604.38         $ 384,464          $8,140
Euro                              50,000           12/19/2007         71,408.23           $68,267          $3,141
Euro                              60,000           12/19/2007         85,689.88           $84,634          $1,056
Euro                              90,000           12/19/2007        128,534.82         $ 126,951          $1,584
Euro                              49,981            10/1/2007         71,278.57           $70,723            $556
Japanese Yen                 208,150,000           12/19/2007      1,830,450.10        $1,843,667        $(13,217)
Japanese Yen                  45,200,000           12/19/2007        397,484.24         $ 396,220          $1,264
Norwegian Krone                2,100,000           12/19/2007        389,041.62         $ 372,473         $16,569
Norwegian Krone                2,500,000           12/19/2007        463,144.79         $ 443,861         $19,284
Russian Ruble                  4,840,000           12/24/2007        193,757.33         $ 192,698          $1,059
Saudi Arabia Riyal               820,000           12/24/2007        219,577.18         $ 219,780          $ (203)
Saudi Arabia Riyal               540,000            3/25/2008        144,662.87         $ 144,733           $ (70)
Saudi Arabia Riyal                90,000            3/25/2008         24,110.47           $24,194           $ (84)
                                                                                                      ------------
Swedish Krona                    2627240           12/19/2007           408,962           381,273          27,689
                                                                                                      ============

Mellon Institutional Funds Master Portfolio
Standish Mellon High Yield Bond Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

Security Description                                           Rate                 Maturity           Par Value       Value
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 84.4%
BONDS AND NOTES - 77.8%

Convertible Corporate Bonds - 0.6%
Sinclair Broadcast Group, Inc. (2% beginning
1/15/2011) (a)                                                 4.875                7/15/2018  USD        45,000        $42,469
                                                                                                                  --------------
(Cost $43,968)

Asset Backed - 0.1%
Countrywide Asset-Backed Certificates 2007-4 M7                7.200                9/25/2037             20,000         11,232
                                                                                                                  --------------
(Cost $18,766)

Corporate - 72.5%

Basic Materials - 13.6%
Airgas, Inc.                                                   6.250                7/15/2014             80,000         76,000
ANR Pipeline Co.                                               7.000                 6/1/2025             10,000         10,864
Chesapeake Energy Corp.                                        7.500                6/15/2014             75,000         76,875
Cimarex Energy Co.                                             7.125                 5/1/2017            105,000        104,212
Colorado Interstate Gas                                        6.800               11/15/2015            115,000        119,049
Freeport-McMoran C&G                                           8.250                 4/1/2015             25,000         27,000
Georgia-Pacific Corp.                                          8.125                5/15/2011             75,000         76,125
Lyondell Chemical Co.                                          8.000                9/15/2014             85,000         93,500
Peabody Energy Corp.                                           6.875                3/15/2013             95,000         95,950
Stone Container Corp.                                          8.375                 7/1/2012             85,000         85,000
Southern Natural Gas Co.                                       7.350                2/15/2031             45,000         47,124
Transcontinental Gas Pipe Line Corp.                           8.875                7/15/2012            170,000        189,125
                                                                                                                  --------------
                                                                                                                      1,000,824
                                                                                                                  --------------

Communications - 4.8%

CCH I Holdings LLC (b)                                         9.920                 4/1/2014             50,000         43,000
CCH I LLC/CCH Cap Corp.                                       11.000                10/1/2015             15,000         15,187
Intelsat Sub Holding Co. Ltd.,                                 8.625                1/15/2015             90,000         91,800
LBI Media, Inc. 144A                                           8.500                 8/1/2017             65,000         64,675
Metropcs Wireless, Inc. 144A                                   9.250                11/1/2014             95,000         96,900
Qwest Communications International, Inc. (c)                   9.058                2/15/2009             44,000         44,440
                                                                                                                  --------------
                                                                                                                        356,002
                                                                                                                  --------------

Consumer Goods - 7.3%
Aramark Services                                               8.500                 2/1/2015             65,000         66,300
Aramark Services (c)                                           8.856                 2/1/2015             35,000         35,350
Chattem, Inc.                                                  7.000                 3/1/2014             90,000         89,325
Fontainebleau Las Vegas 144A                                  10.250                6/15/2015             50,000         46,875
Goodyear Tire & Rubber Co./ The 144A (d)                       8.625                12/1/2011             85,000         88,825
Goodyear Tire & Rubber Co./The (d)                             9.000                 7/1/2015             36,000         38,430
Silgan Holdings, Inc.                                          6.750               11/15/2013             71,000         68,870
United Components, Inc.                                        9.375                6/15/2013            100,000        101,500
                                                                                                                  --------------
                                                                                                                        535,475
                                                                                                                  --------------

Financial - 4.5%
BF Saul REIT                                                   7.500                 3/1/2014             55,000         51,150
Ford Motor Credit Co. LLC                                      7.375               10/28/2009            115,000        112,764
Ford Motor Credit Co. LLC                                      8.000               12/15/2016             50,000         46,775
General Motors Acceptance Corp. (b)                            6.125                1/22/2008             75,000         74,846
General Motors Acceptance Corp.                                8.000                11/1/2031             45,000         44,149
                                                                                                                  --------------
                                                                                                                        329,684
                                                                                                                  --------------

Industrial - 15.5%
Basell AF 144A                                                 8.375                8/15/2015             75,000         68,438
Belden CDT, Inc. 144A (d)                                      7.000                3/15/2017             30,000         29,700
Case Corp. (d)                                                 7.250                1/15/2016             95,000         98,325
Douglas Dynamics LLC 144A                                      7.750                1/15/2012            105,000         94,500
Esterline Technologies                                         6.625                 3/1/2017             85,000         84,150
Ford Motor Co.                                                 7.450                7/16/2031             60,000         47,100
General Motors Corp. (b)                                       7.200                1/15/2011             50,000         47,750
General Motors Corp. (b)                                       8.375                7/15/2033             45,000         39,431
Gibraltar Industries, Inc.                                     8.000                12/1/2015             45,000         42,300
J.B. Poindexter & Co.                                          8.750                3/15/2014             80,000         72,000

Mueller Water Products 144A (d)                                7.375                 6/1/2017             25,000         23,250
Norampac, Inc. (b)                                             6.750                 6/1/2013             85,000         81,175
Owens Brockway Glass Containers Inc.                           8.250                5/15/2013             45,000         46,575
RBS Global & Rexnord Corp.                                     9.500                 8/1/2014             25,000         25,875
RBS Global & Rexnord Corp. (b)                                11.750                 8/1/2016             65,000         69,225
Russel Metals, Inc. (b)                                        6.375                 3/1/2014             40,000         37,500
Stena AB                                                       7.500                11/1/2013            120,000        120,600
Telenet Group Holding NV 144A                                 11.500                6/15/2014             46,000         45,540
Terex Corp.                                                    7.375                1/15/2014             70,000         71,050
                                                                                                                  --------------
                                                                                                                      1,144,484
                                                                                                                  --------------

Services - 21.7%
Cinemark Inc.                                                  9.750                3/15/2014             65,000         61,425
Corrections Corp. of America                                   6.250                3/15/2013             85,000         83,725
Dex Media, Inc.                                                8.000               11/15/2013             30,000         30,225
Dex Media West LLC/Dex Media Finance Co.                       8.500                8/15/2010             50,000         51,375
Dex Media West LLC/Dex Media Finance Co.                       9.875                8/15/2013             28,000         29,785
Education Management LLC                                       8.750                 6/1/2014             65,000         66,625
Education Management LLC                                      10.250                 6/1/2016             45,000         46,575
Gaylord Entertainment Co.                                      8.000               11/15/2013             65,000         65,894
HCA, Inc.                                                      8.750                 9/1/2010             70,000         70,875
HCA, Inc. 144A (d)                                             9.250               11/15/2016            105,000        111,563
Hertz Corp.                                                    8.875                 1/1/2014             80,000         82,400
Host Marriott REIT                                             7.125                11/1/2013            100,000        100,750
Kansas City Southern de Mexico SA 144A                         7.625                12/1/2013             50,000         49,000
Kansas City Southern Railway                                   7.500                6/15/2009             50,000         50,563
KB Home                                                        5.750                 2/1/2014             50,000         42,250
Lamar Media Corp.                                              7.250                 1/1/2013              5,000          5,025
Nexstar Finance, Inc.                                          7.000                1/15/2014            110,000        105,600
Pokagon Gaming Authority 144A                                 10.375                6/15/2014            130,000        142,675
Royal Caribbean Cruises Ltd. (b)                               8.750                 2/2/2011             60,000         63,983
Scientific Games Corp.                                         6.250               12/15/2012             95,000         91,556
Vail Resorts, Inc.                                             6.750                2/15/2014             50,000         48,750
WCA Waste Corp.                                                9.250                6/15/2014             35,000         36,050
Williams Scotsman, Inc.                                        8.500                10/1/2015             80,000         88,000
Wimar Opco LLC 144A                                            9.625               12/15/2014             95,000         73,625
                                                                                                                  --------------
                                                                                                                      1,598,294
                                                                                                                  --------------


Technologies - 1.7%
Freescale Semiconductor                                        8.875               12/15/2014             95,000         91,675
Level 3 Financing Inc. (c)                                     9.150                2/15/2015             40,000         38,100
                                                                                                                  --------------
                                                                                                                        129,775
                                                                                                                  --------------

Utilities - 3.4%
Dynegy Holdings, Inc.                                          8.375                 5/1/2016            100,000        100,500
Mirant North America LLC                                       7.375               12/31/2013             75,000         76,125
NRG Energy, Inc.                                               7.250                 2/1/2014             75,000         75,188
                                                                                                                  --------------
                                                                                                                        251,813
                                                                                                                  --------------
                                                                                                                  --------------
Total Corporate (Cost $5,353,426)                                                                                     5,346,351
                                                                                                                  --------------

Pass Thru Securities - 0.7%
Global Signal Trust 2006-1 F 144A (Cost $55,325)               7.036                2/15/2036             55,000         53,868
                                                                                                                  --------------

Yankee Bonds - 0.7%
UCI Holdco, Inc. 144A (Cost $52,713)                          12.360               12/15/2013             54,200         51,490
                                                                                                                  --------------

Foreign Denominated  - 3.2%
Euro - 1.8%
Central European Distribution Corp. 144A                       8.000                7/25/2012  EUR        40,000         58,038
Hornbach Baumarkt AG 144A                                      6.125               11/15/2014              5,000          6,738
Sensata Technologies BV                                        9.000                 5/1/2016             50,000         68,091
                                                                                                                  --------------
                                                                                                                        132,867
                                                                                                                  --------------

United Kingdom - 1.4%
Virgin Media PLC                                               8.750                4/15/2014  GBP        70,000        101,193
                                                                                                                  --------------
                                                                                                                  --------------
Total  Foreign Demominated (Cost $207,356)                                                                              234,060
                                                                                                                  --------------
                                                                                                                  --------------
TOTAL BONDS AND NOTES (Cost $5,731,554)                                                                               5,739,470
                                                                                                                  --------------

Common Stock - 0.0%                                                                                       Shares
                                                                                                          ------

Hong Kong - 0.0%
Guangdong Alliance (e)                                                                         HKD         9,590              0
HK Property (e)                                                                                            9,590              0
                                                                                                                  --------------
                                                                                                                              0

INVESTMENT OF CASH COLLATERAL - 6.6%
BlackRock Cash Strategies LLC (Cost $486,070)                                                            486,070        486,070
                                                                                                                  --------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $6,217,624)                                                                      6,225,540
                                                                                                                  --------------

AFFILIATED INVESTMENTS - 13.0%
Dreyfus Institutional Preferred Plus Money Market (f)
(Cost $955,950)                                                                                          955,950        955,950
                                                                                                                  --------------

TOTAL INVESTMENTS - 97.4% (Cost $7,173,574)                                                                           7,181,490
                                                                                                                  --------------

OTHER ASSETS, LESS LIABILITIES - 2.6%                                                                                   193,975
                                                                                                                  --------------

NET ASSETS - 100%                                                                                                     7,375,465
                                                                                                                  ==============

Notes to Schedule of Investments:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,105,700 or 15.0% of net assets.
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
REIT - Real Estate Investment Trust
(a) Step up security; rate indicated is as of September 30, 2007.
(b) Security, or a portion there of, was on loan at September 30, 2007.
(c) Variable Rate Security; rate indicated is as of September 30, 2007.
(d) Denotes all or part of security segregated as collateral.
(e) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(f) Affiliated money market fund.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,173,574. Net unrealized appreciation on investments was $7,916 of which $117,925 related to appreciated investment securities and $110,009 related to depreciated investment securities.

Mellon Institutional Funds Master Portfolio
Standish Mellon Yield Plus Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

                                                                                       Par
Security                                                     Rate     Maturity        Value                     Value
-------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 35.2%
BONDS AND NOTES - 34.7%

Asset Backed - 24.8%
Advanta Business Card Master Trust 2005-C1 C1 (a)            6.006   8/22/2011       500,000              $   496,995
American Express Issuance Trust 2005-1 C (a)                 6.083   8/15/2011       500,000                  486,689
Asset Backed Funding Certificates 2005-WMC1 M4 (a)           5.721   6/25/2035       500,000                  350,000
Bank of America Credit Card Trust 2007-C1 C1 (a)             6.043   6/16/2014       225,000                  213,891
Bayview Financial Acquisition Trust 2006-A 1A1               5.614   2/28/2041       238,802                  237,039
Bayview Financial Acquisition Trust 2007-A 1A1               6.129   4/28/2037       406,452                  404,708
Centex Home Equity 2003-B AF4                                3.235   2/25/2032        97,612                   94,773
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)      5.401   4/25/2033       202,092                  197,241
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A             5.701   3/25/2036        34,371                   34,301
Coldwater CDO, Ltd. 144A (a) (b)                             7.015    8/5/2046       350,000                   52,500
Countrywide Alternative Loan Trust 2006-6CB 1A2 (a)          5.782   5/25/2036       760,831                  749,262
Countrywide Asset-Backed Certificates 2006-13 MV7 (a)        6.081   1/25/2037       250,000                   82,500
Countrywide Asset-Backed Certificates CWL 2004-15 AF3 (a)    4.025   1/25/2031        65,158                   64,886
Credit Suisse Mortgage Capital Certificate 2007-1 1A1A (a)   5.942   2/25/2037       202,003                  202,833
Gracechurch Card Funding PLC (a)                             6.063   9/15/2010       500,000                  494,410
Nomura Home Equity Loan, Inc. 2006-WF1 M8 (a)                6.131   3/25/2036       300,000                  134,932
Opteum Mortgage Acceptance Corp. 2005-5 2A1A (a)             5.470   12/25/2035      315,750                  315,416
Saxon Asset Securities Trust 2006-3 A3 (a)                   5.301   11/25/2036      250,000                  244,119
Triad Auto Receivables Owner Trust 2004-A A4                 2.500   9/13/2010       149,600                  147,566
                                                                                                   -------------------
Total Asset-Backed (Cost $5,839,753)                                                                     5,004,061.00
                                                                                                   -------------------

Collateralized Mortgage Obligations - 8.3%
Bank of America Funding Corp. 2007-2 TA1B (a)                5.806   3/25/2037       237,419                  237,382

Bear Stearns Alt-A Trust 2005-1 A1 (a)                       5.411   1/25/2035       175,272                  174,504
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)         5.500   1/25/2036       784,376                  783,150
Countrywide Home Loans 2004-16 1A1 (a)                       5.531   9/25/2034       166,594                  166,548
Deutsche Alt-A Securities Inc. Mortgage 2006-AB4 A1A (a)     6.005   10/25/2036      173,747                  173,173
Structured Asset Securities Corp. 2006-S2 M3 (a)             5.461   6/25/2036       381,000                  152,400
                                                                                                   -------------------
Total Collateralized Mortgage Obligation (Cost $1,918,542)                                               1,687,157.00
                                                                                                   -------------------

Corporate - 1.6%
Financial - 1.6%
ICICI Bank Ltd. 144A (a)                                     5.900   1/12/2010       100,000                   99,136
Istar Financial, Inc. REIT (a)                               6.074    3/9/2010       250,000                  233,100
                                                                                                   -------------------
Total Corporate (Cost $350 000)                                                                               332,236
                                                                                                   -------------------
                                                                                                   -------------------
TOTAL BONDS AND NOTES (Cost $8,108,295)                                                                     7,023,454
                                                                                                   -------------------

                                                             Rate     Maturity     Par Value
                                                             ----     --------     ---------
SHORT TERM INVESTMENTS - 0.5%
U.S. Treasury Bill - 0.5%
U.S. Treasury Bill (c) (Cost $99,782)                        3.730   1/24/2008       100,000                   99,782
                                                                                                   -------------------
                                                                                                   -------------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $8,208,077)                                                            7,123,236
                                                                                                   -------------------

                                                                                    Shares
                                                                                    ------
AFFILIATED INVESTMENTS - 64.8%
Dreyfus Institutional Preferred Plus Money Market (d)
(Cost $13,106,725)                                                                13,106,725               13,106,725
                                                                                                   -------------------

TOTAL INVESTMENTS - 100.0% (Cost $21,314,802)                                                              20,229,961
                                                                                                   -------------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                                                                (8,363)
                                                                                                   -------------------

NET ASSETS - 100.0%                                                                                       $20,221,598
                                                                                                   ===================



Notes to Schedule of Investments:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $151,636 or 0.7% of net assets.
REIT - Real Estate Investment Trust
(a) Variable Rate Security; rate indicated as of September 30, 2007.
(b) Illiquid security, At the period end, the value of this security amounted to $52,500 or 0.3% of net assets.
(c) Denotes all of part of security pledged as collateral.
(d) Affiliated institutional money market fund.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $21,314,802. Net unrealized depreciation on investments was $1,084,841 of which $3,232 related to appreciated investment securities and $1,088,073 related to depreciated investment securities.

At September 30, 2007 the Fund held the following futures contracts:

                                                                                                           Unrealized
                                                                                Underlying Face          Appreciation/
Contract                                Position         Expiration Date        Amount at Value          (Depreciation)
------------------------------------------------------------------------------------------------------------------------
90 Day - EURO BOND (27 Contracts)           Long           December 2007          6,422,963                    19,654
90 Day - EURO BOND (27 Contract)            Long           June 2009              6,446,250                    33,452
90 Day - EURO BOND (40 Contracts)          Short          September 2008          9,569,000                   (69,219)
                                                                                                        --------------
                                                                                                              (16,113)
                                                                                                        ==============

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                                    By:   /s/ Steven M. Anderson
                                          --------------------------------------
                                          Steven M. Anderson
                                          Treasurer

                                    Date: November 29, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ Steven M. Anderson
                                           -------------------------------------
                                           Steven M. Anderson
                                           Treasurer

                                    Date:  November 29, 2007


                                    By:    /s/ J. David Officer
                                           -------------------------------------
                                           J. David Officer
                                           President

                                    Date:  November 29, 2007